UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-22452
                                                    -----------

                            First Trust Series Fund
            --------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
            --------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
            --------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 765-8000
                                                          ----------------

                      Date of fiscal year end: October 31
                                              ------------

                    Date of reporting period: April 30, 2015
                                             ----------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


FIRST TRUST

        First Trust Preferred
        Securities and Income Fund
        -----------------------------------------
        Semi-Annual Report
        For the Six Months Ended April 30, 2015


STONEBRIDGE
Advisors LLC

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2015

Shareholder Letter ..........................................................  1
At a Glance .................................................................  2
Portfolio Management ........................................................  4
Understanding Your Fund Expenses ............................................  5
Portfolio of Investments ....................................................  6
Statement of Assets and Liabilities ......................................... 11
Statement of Operations ..................................................... 12
Statements of Changes in Net Assets ......................................... 13
Financial Highlights ........................................................ 14
Notes to Financial Statements ............................................... 19
Additional Information ...................................................... 26


                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and/or Stonebridge Advisors LLC ("Stonebridge" or the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust Preferred Securities and Income Fund (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns and net asset value will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance.

The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2015


Dear Shareholders:

Thank you for your investment in First Trust Preferred Securities and Income
Fund.

First Trust Advisors L.P. ("First Trust") is pleased to provide you with the semi-annual report which contains detailed information about your investment for the six months ended April 30, 2015. We encourage you to read this report and discuss it with your financial advisor.

U.S. markets, fueled by accelerating growth and an accommodating Federal Reserve, enjoyed a prosperous year in 2014. However, for the six months covered by this report, some economic and global factors, including the continued conflict in the Middle East and a sharp decline in oil prices, created volatility in the U.S. and global markets. Another factor that has impacted markets is the fact that many economists are predicting the Federal Reserve will begin to raise interest rates this year.

As I have written previously, First Trust believes investors should maintain perspective about the markets and have realistic expectations about their investments. Markets will always go up and down, but we believe that having a long-term investment horizon and being invested in quality products can help you reach your goals.

Thank you for giving First Trust the opportunity to be a part of your investment plan. We value the relationship and will continue to focus on our disciplined investment approach and long-term perspective to help investors reach their financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
"AT A GLANCE"
AS OF APRIL 30, 2015 (UNAUDITED)


-----------------------------------------------------------
FUND STATISTICS
-----------------------------------------------------------
FIRST TRUST PREFERRED SECURITIES                NET ASSET
 AND INCOME FUND                               VALUE (NAV)
-----------------------------------------------------------
Class A (FPEAX)                                  $21.45
Class C (FPECX)                                  $21.49
Class F (FPEFX)                                  $21.63
Class I (FPEIX)                                  $21.53
Class R3 (FPERX)                                 $21.45
-----------------------------------------------------------


-----------------------------------------------------------
                                              % OF TOTAL
TOP TEN HOLDINGS                              INVESTMENTS
-----------------------------------------------------------
Liberty Mutual Group, Inc.                         3.1%
Aquarius + Investments PLC for Swiss
   Reinsurance Co., Ltd.                           2.9
Farm Credit Bank of Texas, Series 1                2.5
Land O'Lakes Capital Trust I                       2.4
Bank of America Corp., Series Z                    2.3
CHS, Inc., Series 2                                2.1
General Electric Capital Corp., Series A           2.1
CoBank ACB, Series F                               2.0
Lloyds Bank PLC                                    2.0
HSBC Capital Funding L.P.                          2.0
                                                -------
                                        Total     23.4%
                                                =======


-----------------------------------------------------------
                                              % OF TOTAL
SECTOR ALLOCATION                             INVESTMENTS
-----------------------------------------------------------
Financials                                        86.3%
Consumer Staples                                   6.0
Utilities                                          5.1
Telecommunication Services                         2.6
                                                -------
                                        Total    100.0%
                                                =======


-----------------------------------------------------------
                                              % OF TOTAL
CREDIT QUALITY(1)                             INVESTMENTS
-----------------------------------------------------------
A+                                                3.5%
A-                                                 1.8
BBB+                                              18.6
BBB                                               11.7
BBB-                                              21.2
BB+                                               12.0
BB                                                16.5
BB-                                                5.6
B                                                  0.2
B+                                                 1.0
NR                                                 7.9
                                                -------
                                        Total    100.0%
                                                =======


------------------------------------------------------------------------------------------------------------------------
                                              CLASS            CLASS            CLASS           CLASS            CLASS
DIVIDEND DISTRIBUTIONS                      A SHARES         C SHARES         F SHARES         I SHARES        R3 SHARES
------------------------------------------------------------------------------------------------------------------------
Current Monthly Distribution per Share(2)   $0.0931          $0.0797          $0.0948          $0.0975          $0.0886
Current Distribution Rate on NAV(3)          5.21%            4.45%            5.26%            5.43%            4.96%
------------------------------------------------------------------------------------------------------------------------

(1) The credit quality and ratings information presented above reflects the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor's Ratings Group, a division of The McGraw-Hill Companies, Inc., Moody's Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuer of the underlying securities in the Fund and not the Fund or its shares. Credit ratings are subject to change.

(2) Most recent distribution paid or declared through 4/30/2015. Subject to change in the future.

(3) Distribution rates are calculated by annualizing the most recent distribution paid or declared through the report date and then dividing by NAV as of 4/30/2015. Subject to change in the future.

NR    Not Rated

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
"AT A GLANCE"
AS OF APRIL 30, 2015 (UNAUDITED)

          -----------------------------------------------------------
                      PERFORMANCE OF A $10,000 INVESTMENT
          -----------------------------------------------------------
          This chart compares your Fund's Class I performance to that of the BofA Merrill Lynch Fixed Rate Preferred Securities Index, the BofA Merrill Lynch U.S. Capital Securities Index and the Blended Index(a) from 1/11/2011 through 4/30/2015.

            First Trust Preferred   BofA Merrill Lynch     BofA Merrill Lynch
            Securities and          Fixed Rate Preferred   U.S. Capital
            Income Fund -           Securities Index       Securities Index     Blended
            Class I Shares          ("POP1")               ("C0CS")             Index (a)

1/11/11     $10,000                 $10,000                $10,000              $10,000
4/30/11      10,393                  10,454                 10,484               10,469
10/31/11     10,521                  10,521                 10,138               10,330
4/30/12      11,475                  11,142                 10,861               11,002
10/31/12     12,398                  11,847                 11,958               11,903
4/30/13      12,931                  12,288                 12,651               12,470
10/31/13     11,894                  11,553                 12,711               12,132
4/30/14      12,715                  12,485                 13,445               12,965
10/31/14     13,163                  12,992                 13,899               13,446
4/30/15      13,693                  13,573                 14,391               13,987


(a) The Blended Index return is a 50/50 split between the BofA Merrill Lynch Fixed Rate Preferred Securities Index and BofA Merrill Lynch U.S. Capital Securities Index.

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF APRIL 30, 2015
------------------------------------------------------------------------------------------------------------------------------------
                       A SHARES           C SHARES       F SHARES   I SHARES   R3 SHARES   BLENDED       P0P1*            C0CS*
                       Inception          Inception      Inception  Inception  Inception   INDEX*     BofA Merril      BofA Merrill
                       2/25/2011          2/25/2011      3/2/2011   1/11/2011  3/2/2011               Lynch Fixed       Lynch U.S.
                                                                                                         Rate            Capital
                                                                                                       Preferred        Securities
                                                                                                      Securities          Index
                                                                                                         Index
------------------------------------------------------------------------------------------------------------------------------------
                                               W/MAX
                                               1.00%
                              W/MAX          CONTINGENT
                      W/O     4.50%    W/O    DEFERRED      W/O        W/O        W/O        W/O          W/O              W/O
AVERAGE ANNUAL       SALES    SALES   SALES    SALES       SALES      SALES      SALES      SALES        SALES            SALES
TOTAL RETURNS       CHARGES  CHARGE  CHARGES   CHARGE     CHARGES    CHARGES    CHARGES    CHARGES      CHARGES          CHARGES

6 Months             3.87%   -0.80%   3.48%     2.48%      3.89%      4.03%      3.74%      4.01%        4.47%            3.54%
1 Year               7.35%    2.52%   6.59%     5.59%      7.45%      7.69%      7.14%      7.88%        8.71%            7.03%
Since Inception      7.13%    5.96%   6.37%     6.37%      7.32%      7.58%      6.74%      8.12%        7.36%            8.84%

30-Day SEC Yield(1)       3.87%            3.31%           4.17%      4.31%      3.81%       N/A          N/A              N/A
------------------------------------------------------------------------------------------------------------------------------------

* Since inception return is based on the Class I Shares inception date.

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that the shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor and Sub-Advisor. An index is a statistical composite that tracks a specific financial market or sector. Unlike the Fund, these indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

Performance of share classes will vary due to differences in sales charges and expenses. Total return with sales charges includes payment of the maximum sales charge of 4.50% for Class A Shares, a contingent deferred sales charge ("CDSC") of 1.00% for Class C Shares in year one and 12b-1 service fees of 0.25% per year of average daily net assets for Class A Shares and combined Rule 12b-1 distribution and service fees of 1.00% per year of average daily net assets for Class C Shares. Class F, Class I and Class R3 Shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value. The Rule 12b-1 service fees are 0.15% of average daily net assets for Class F Shares and combined Rule 12b-1 distribution and service fees are 0.50% of average daily net assets for Class R3 Shares, while Class I Shares do not have these fees. Prior to December 15, 2011, the combined Rule 12b-1 distribution and service fees for Class R3 Shares were 0.75% of average daily net assets.

(1) 30-day SEC yield is calculated by dividing the net investment income per share earned during the most recent 30-day period by the maximum offering price per share on the last day of the period. The reported SEC yields are subsidized. The subsidized yields reflect the fee waiver and/or reimbursement of Fund expenses, which has the effect of lowering the Fund's expense ratio and generating a higher yield.

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2015

                                  SUB-ADVISOR

Stonebridge Advisors LLC ("Stonebridge" or the "Sub-Advisor") is the Sub-Advisor to First Trust Preferred Securities and Income Fund (the "Fund") and is a registered investment advisor based in Wilton, Connecticut. Stonebridge specializes in the management of preferred securities and North American equity income securities.

                           PORTFOLIO MANAGEMENT TEAM

SCOTT T. FLEMING - PRESIDENT AND CIO OF STONEBRIDGE ADVISORS LLC
ROBERT WOLF - VICE PRESIDENT, PORTFOLIO MANAGER AND SENIOR CREDIT ANALYST DANIELLE SALTERS, CFA - ASSOCIATE PORTFOLIO MANAGER AND CREDIT ANALYST

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2015 (UNAUDITED)

As a shareholder of the First Trust Preferred Securities and Income Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A Shares and contingent deferred sales charges on the lesser of purchase price or redemption proceeds of Class C Shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2015.

ACTUAL EXPENSES

The first three columns of the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the third column under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The next three columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

             --------------------------------------------------------------------------------------------------------
                                                                           HYPOTHETICAL
                           ACTUAL EXPENSES                          (5% RETURN BEFORE EXPENSES)
             ---------------------------------------------   -------------------------------------------
               BEGINNING       ENDING       EXPENSES PAID    BEGINNING        ENDING      EXPENSES PAID
                ACCOUNT        ACCOUNT      DURING PERIOD     ACCOUNT         ACCOUNT     DURING PERIOD   ANNUALIZED
                 VALUE          VALUE        11/1/2014 -       VALUE           VALUE       11/1/2014 -      EXPENSE
               11/1/2014      4/30/2015     4/30/2015 (a)    11/1/2014       4/30/2015    4/30/2015 (a)    RATIOS (b)
             --------------------------------------------------------------------------------------------------------
Class A      $  1,000.00    $  1,038.70       $    7.13     $  1,000.00     $  1,017.80     $    7.05         1.41%
Class C         1,000.00       1,034.80           10.90        1,000.00        1,014.08         10.79          2.16
Class F         1,000.00       1,038.90            6.62        1,000.00        1,018.30          6.56          1.31
Class I         1,000.00       1,040.30            5.87        1,000.00        1,019.04          5.81          1.16
Class R3        1,000.00       1,037.40            8.39        1,000.00        1,016.56          8.30          1.66


(a) Expenses are equal to the annualized expense ratios, multiplied by the average account value over the period November 1, 2014 through April 30, 2015, multiplied by 181/365 (to reflect the six-month period).

(b) These expense ratios reflect expense caps. Ratios reflect excise tax of 0.01% which is not included in the expense cap.

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 2015 (UNAUDITED)

                                                                   STATED        STATED
   SHARES                        DESCRIPTION                        RATE        MATURITY         VALUE
-------------  -----------------------------------------------   ----------   -------------  --------------
$25 PAR PREFERRED SECURITIES - 23.8%

               BANKS - 7.2%
       91,021  Citigroup Capital XIII (a).....................      7.88%       10/30/40     $    2,356,534
       44,379  Citigroup, Inc., Series AA.....................      8.13%          (b)            1,309,624
       55,000  Citigroup, Inc., Series K (a)..................      6.88%          (b)            1,497,100
       35,000  First Niagara Financial Group., Inc.,
                  Series B (a)................................      8.63%          (b)              967,750
       52,000  FNB Corp. (a)..................................      7.25%          (b)            1,453,920
       15,595  GMAC Capital Trust I, Series 2.................      8.13%       02/15/40            409,837
       30,000  PNC Financial Services Group, Inc.,
                  Series P (a)................................      6.13%          (b)              841,800
       50,000  Royal Bank of Scotland Group PLC, Series T.....      7.25%          (b)            1,271,000
       30,396  Zions Bancorporation, Series F.................      7.90%          (b)              854,796
       35,000  Zions Bancorporation, Series G (a).............      6.30%          (b)              939,400
                                                                                             --------------
                                                                                                 11,901,761
                                                                                             --------------
               CAPITAL MARKETS - 2.9%
       96,137  Ares Capital Corp..............................      7.75%       10/15/40          2,472,644
       73,392  Morgan Stanley, Series E (a)...................      7.13%          (b)            2,080,663
        3,470  Prospect Capital Corp..........................      6.95%       11/15/22             86,681
        8,303  Stifel Financial Corp..........................      5.38%       12/31/22            213,802
                                                                                             --------------
                                                                                                  4,853,790
                                                                                             --------------
               CONSUMER FINANCE - 0.4%
       11,519  Ally Financial, Inc., Series A (a).............      8.50%          (b)              305,253
       16,093  Capital One Financial Corp., Series D..........      6.70%          (b)              432,258
                                                                                             --------------
                                                                                                    737,511
                                                                                             --------------
               DIVERSIFIED FINANCIAL SERVICES - 0.6%
       10,193  KKR Financial Holdings LLC.....................      8.38%       11/15/41            279,900
        2,100  RBS Capital Funding Trust V, Series E..........      5.90%          (b)               51,723
       26,198  RBS Capital Funding Trust VI, Series F.........      6.25%          (b)              652,592
                                                                                             --------------
                                                                                                    984,215
                                                                                             --------------
               FOOD PRODUCTS - 3.6%
       38,024  CHS, Inc., Series 1............................      7.88%          (b)            1,084,064
      131,428  CHS, Inc., Series 2 (a)........................      7.10%          (b)            3,507,813
       50,000  CHS, Inc., Series 4............................      7.50%          (b)            1,393,500
                                                                                             --------------
                                                                                                  5,985,377
                                                                                             --------------
               INSURANCE - 6.7%
       55,537  Allstate Corp., Series E.......................      6.63%          (b)            1,503,942
       71,849  Aspen Insurance Holdings Ltd. (a)..............      5.95%          (b)            1,848,675
       33,838  Aspen Insurance Holdings Ltd...................      7.25%          (b)              898,061
       29,895  Axis Capital Holdings Ltd., Series C...........      6.88%          (b)              799,691
       76,127  Endurance Specialty Holdings Ltd., Series A....      7.75%          (b)            1,984,631
       84,475  Endurance Specialty Holdings Ltd., Series B....      7.50%          (b)            2,233,519
       25,854  Montpelier Re Holdings Ltd., Series A..........      8.88%          (b)              674,531
       44,623  PartnerRe Ltd., Series E.......................      7.25%          (b)            1,182,509
                                                                                             --------------
                                                                                                 11,125,559
                                                                                             --------------
               REAL ESTATE INVESTMENT TRUSTS - 2.4%
       52,600  American Realty Capital Properties, Inc.,
                  Series F....................................      6.70%          (b)            1,262,926
       78,025  DuPont Fabros Technology, Inc., Series A.......      7.88%          (b)            2,009,924
       26,079  Kilroy Realty Corp., Series G..................      6.88%          (b)              689,529
                                                                                             --------------
                                                                                                  3,962,379
                                                                                             --------------
               TOTAL $25 PAR PREFERRED SECURITIES..........................................      39,550,592
               (Cost $39,024,567)                                                            --------------


Page 6               See Notes to Financial Statements

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2015 (UNAUDITED)

                                                                   STATED        STATED
   SHARES                        DESCRIPTION                        RATE        MATURITY         VALUE
-------------  -----------------------------------------------   ----------   -------------  --------------
$100 PAR PREFERRED SECURITIES - 4.9%

               BANKS - 3.2%
       32,500  CoBank ACB, Series F (a).......................        6.25%        (b)       $    3,358,673
       21,600  CoBank ACB, Series G...........................        6.13%        (b)            2,034,450
                                                                                             --------------
                                                                                                  5,393,123
                                                                                             --------------
               ELECTRIC UTILITIES - 0.2%
        2,719  Southern California Edison Co., Series A (c)...        4.13%        (b)              273,260
                                                                                             --------------
               INSURANCE - 1.5%
       25,631  Principal Financial Group, Inc., Series A (a)..        5.56%        (b)            2,566,304
                                                                                             --------------
               TOTAL $100 PAR PREFERRED SECURITIES.........................................       8,232,687
               (Cost $8,204,303)                                                             --------------

$1,000 PAR PREFERRED SECURITIES - 5.1%

               BANKS - 2.4%
        3,309  Farm Credit Bank of Texas, Series 1 (d)........       10.00%        (b)            4,124,875
                                                                                             --------------
               DIVERSIFIED FINANCIAL SERVICES - 0.2%
          300  Pitney Bowes International Holdings, Inc.,
                  Series F (e)................................        6.13%        (b)              311,438
                                                                                             --------------
               DIVERSIFIED TELECOMMUNICATION SERVICES - 1.9%
        2,500  Centaur Funding Corp. (e)......................        9.08%     04/21/20          3,131,250
                                                                                             --------------
               REAL ESTATE INVESTMENT TRUSTS - 0.6%
          750  Sovereign Real Estate Investment Trust (e).....       12.00%        (b)              981,562
                                                                                             --------------
               TOTAL $1,000 PAR PREFERRED SECURITIES.......................................       8,549,125
               (Cost $8,579,427)                                                             --------------

     PAR                                                           STATED        STATED
   AMOUNT                        DESCRIPTION                        RATE        MATURITY         VALUE
-------------  -----------------------------------------------   ----------   -------------  --------------
CAPITAL PREFERRED SECURITIES - 64.2%
               BANKS - 24.2%
$   2,400,000  Banco Bilbao Vizcaya Argentaria S.A. (a).......        9.00%        (b)            2,601,000
    1,000,000  Banco do Brasil S.A. (a).......................        9.25%        (b)              981,300
    3,500,000  Bank of America Corp., Series Z (a)............        6.50%        (b)            3,727,500
    1,000,000  Barclays PLC (a)...............................        8.25%        (b)            1,067,198
    1,000,000  Citigroup, Inc., Series O (a)..................        5.88%        (b)            1,008,750
      500,000  Citigroup, Inc., Series P (a)..................        5.95%        (b)              497,969
    2,600,000  Citizens Financial Group, Inc. (a) (f).........        5.50%        (b)            2,577,250
    1,000,000  Commerzbank AG.................................        8.13%     09/19/23          1,211,250
    1,000,000  Cooperatieve Centrale Raiffeisen-Boerenleenbank
                  BA (a) (f)..................................       11.00%        (b)            1,287,500
    1,000,000  Countrywide Capital III, Series B..............        8.05%     06/15/27          1,270,736
    1,000,000  Credit Agricole S.A. (a).......................        8.38%        (b)            1,186,750
    1,000,000  Dresdner Funding Trust I.......................        8.15%     06/30/31          1,271,880
    2,500,000  Fuerstenberg Capital International Sarl & Cie
                  SECS (a)....................................       10.25%        (b)            2,540,625
    2,100,000  HSBC Capital Funding L.P. (a)..................       10.18%        (b)            3,213,000
    1,000,000  HSBC Holdings PLC (a)..........................        6.38%        (b)            1,035,000
    1,100,000  HSBC USA Capital Trust I (f)...................        7.81%     12/15/26          1,104,566
      500,000  ING Groep N.V. (a).............................        6.00%        (b)              500,313
      750,000  JPMorgan Chase & Co., Series S (a).............        6.75%        (b)              822,975
      500,000  KeyCorp Capital II (d).........................        6.88%     03/17/29            559,279


                        See Notes to Financial Statements                 Page 7

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2015 (UNAUDITED)

     PAR                                                           STATED        STATED
   AMOUNT                        DESCRIPTION                        RATE        MATURITY         VALUE
-------------  -----------------------------------------------   ----------   -------------  --------------
CAPITAL PREFERRED SECURITIES (CONTINUED)
               BANKS (CONTINUED)
$     500,000  LBG Capital No.1 PLC (a).......................        8.50%        (b)       $      558,775
    2,275,000  Lloyds Bank PLC (a) (f)........................       12.00%        (b)            3,270,312
      750,000  Lloyds Banking Group PLC (a) (f)...............        6.66%        (b)              859,687
    1,298,000  Natixis S.A. (a)...............................       10.00%        (b)            1,551,110
    2,145,000  NIBC Bank N.V..................................        7.63%        (b)            2,182,778
      236,000  PNC Financial Services Group, Inc. (a).........        4.48%        (b)              237,553
    1,000,000  Wells Fargo & Co., Series U (a)................        5.88%        (b)            1,063,750
    2,000,000  Zions Bancorporation, Series J (a).............        7.20%        (b)            2,159,000
                                                                                             --------------
                                                                                                 40,347,806
                                                                                             --------------
               CAPITAL MARKETS - 6.8%
    2,000,000  Bank of New York Mellon Corp., Series E (a)....        4.95%        (b)            2,002,032
    2,620,000  Charles Schwab Corp. (a).......................        7.00%        (b)            3,098,150
    1,000,000  Credit Suisse Group Guernsey I Ltd. (a)........        7.88%     02/24/41          1,060,625
    1,041,000  Deutsche Bank Capital Trust IV (a) (d).........        4.59%        (b)            1,035,795
    1,500,000  Goldman Sachs Capital III (c)..................        4.00%        (b)            1,173,750
    3,000,000  Goldman Sachs Group, Inc., Series M (a)........        5.38%        (b)            3,000,750
                                                                                             --------------
                                                                                                 11,371,102
                                                                                             --------------
               DIVERSIFIED FINANCIAL SERVICES - 5.9%
    3,000,000  General Electric Capital Corp., Series A (a)...        7.13%        (b)            3,498,750
    2,000,000  General Electric Capital Corp., Series B (a)...        6.25%        (b)            2,250,000
    1,000,000  Glen Meadow Pass Through Trust (a) (f).........        6.51%     02/12/67            940,000
    3,030,000  Macquarie PMI LLC..............................        8.38%        (b)            3,140,598
                                                                                             --------------
                                                                                                  9,829,348
                                                                                             --------------
               DIVERSIFIED TELECOMMUNICATION SERVICES - 0.6%
    1,000,000  Koninklijke KPN NV (a).........................        7.00%     03/28/73          1,081,250
                                                                                             --------------
               ELECTRIC UTILITIES - 3.2%
    2,500,000  Enel SpA (a) (f)...............................        8.75%     09/24/73          3,021,250
    2,000,000  Southern California Edison Co., Series E (a)...        6.25%        (b)            2,252,140
                                                                                             --------------
                                                                                                  5,273,390
                                                                                             --------------
               FOOD PRODUCTS - 2.4%
    3,620,000  Land O'Lakes Capital Trust I (f)...............        7.45%     03/15/28          3,936,750
                                                                                             --------------
               INDEPENDENT POWER AND RENEWABLE ELECTRICITY
                  PRODUCERS - 0.7%
    1,075,000  AES Gener S.A. (a).............................        8.38%     12/18/73          1,187,875
                                                                                             --------------
               INSURANCE - 19.4%
    1,425,000  ACE Capital Trust II...........................        9.70%     04/01/30          2,148,900
    1,000,000  AG Insurance S.A. N.V. (a).....................        6.75%        (b)            1,094,750
    4,200,000  Aquarius + Investments PLC for Swiss
                  Reinsurance Co., Ltd. (a)...................        8.25%        (b)            4,704,000
    2,215,000  Assured Guaranty Municipal Holdings,
                  Inc. (a) (f)................................        6.40%     12/15/66          1,860,600
    1,450,000  Assured Guaranty US Holdings, Series A (a).....        6.40%     12/15/66          1,225,250
    2,000,000  Aviva PLC......................................        8.25%        (b)            2,243,650
    2,500,000  CNP Assurances (a).............................        7.50%        (b)            2,798,920
    2,500,000  Friends Life Holdings PLC (a)..................        7.88%        (b)            2,840,362
    1,980,000  Hartford Financial Services Group, Inc. (a)....        8.13%     06/15/38          2,246,805
      500,000  La Mondiale SAM (a)............................        7.63%        (b)              558,063
    3,285,000  Liberty Mutual Group, Inc. (a).................       10.75%     06/15/58          5,042,475
    1,587,000  MetLife Capital Trust X (a) (f)................        9.25%     04/08/38          2,376,533
    1,250,000  MetLife, Inc. (a)..............................       10.75%     08/01/39          2,100,000


Page 8                  See Notes to Financial Statements

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2015 (UNAUDITED)

     PAR                                                           STATED        STATED
   AMOUNT                        DESCRIPTION                        RATE        MATURITY         VALUE
-------------  -----------------------------------------------   ----------   -------------  --------------
CAPITAL PREFERRED SECURITIES (CONTINUED)
               INSURANCE (CONTINUED)
$     500,000  MMI Capital Trust I, Series B..................        7.63%     12/15/27     $      573,952
      500,000  Sirius International Group Ltd. (a) (e)........        7.51%        (b)              526,250
                                                                                             --------------
                                                                                                 32,340,510
                                                                                             --------------
               MULTI-UTILITIES - 1.0%
    1,500,000  RWE AG (a).....................................        7.00%     10/12/72          1,620,900
                                                                                             --------------
               TOTAL CAPITAL PREFERRED SECURITIES..........................................     106,988,931
               (Cost $105,584,720)                                                           --------------

  PRINCIPAL                                                        STATED        STATED
    VALUE                        DESCRIPTION                        RATE        MATURITY         VALUE
-------------  -----------------------------------------------   ----------   -------------  --------------
CORPORATE BONDS AND NOTES - 0.7%

               INSURANCE - 0.7%
    1,220,000  Genworth Holdings, Inc.........................        6.50%     06/15/34          1,119,350
                                                                                             --------------
               TOTAL CORPORATE BONDS AND NOTES.............................................       1,119,350
               (Cost $1,101,057)                                                             --------------

               TOTAL INVESTMENTS - 98.7%...................................................     164,440,685
               (Cost $162,494,074) (g)
               NET OTHER ASSETS AND LIABILITIES - 1.3%.....................................       2,085,438
                                                                                             --------------
               NET ASSETS - 100.0%.........................................................  $  166,526,123
                                                                                             ==============

(a) Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at April 30, 2015. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(b)   Perpetual maturity.

(c) Floating rate security. The interest rate shown reflects the rate in effect at April 30, 2015.

(d) Pursuant to procedures adopted by the First Trust Series Fund's (the "Trust") Board of Trustees, this security has been determined to be illiquid by Stonebridge Advisors LLC, the Fund's sub-advisor (the "Sub-Advisor").

(e) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2C - Restricted Securities in the Notes to Financial Statements).

(f) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by the Sub-Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2015, securities noted as such amounted to $21,234,448 or 12.75% of net assets.

(g) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,763,069 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $816,458.

                        See Notes to Financial Statements                 Page 9

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2015 (UNAUDITED)


VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of April 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                          LEVEL 2         LEVEL 3
                                                           TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                         VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                              4/30/2015        PRICES          INPUTS           INPUTS
---------------------------------------------------    -------------   -------------   -------------   -------------
$25 Par Preferred Securities*......................    $  39,550,592   $  39,550,592   $          --   $          --
$100 Par Preferred Securities*.....................        8,232,687              --       8,232,687              --
$1,000 Par Preferred Securities*...................        8,549,125              --       8,549,125              --
Capital Preferred Securities*......................      106,988,931              --     106,988,931              --
Corporate Bonds and Notes*.........................        1,119,350              --       1,119,350              --
                                                       -------------   -------------   -------------   -------------
Total Investments..................................    $ 164,440,685   $  39,550,592   $ 124,890,093   $          --
                                                       =============   =============   =============   =============

* See the Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2015.


Page 10                 See Notes to Financial Statements

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2015 (UNAUDITED)

ASSETS:
Investments, at value
   (Cost $162,494,074).............................................................................  $ 164,440,685
   Cash............................................................................................        262,630
Receivables:
   Interest........................................................................................      2,077,146
   Investment securities sold......................................................................      1,010,216
   Fund shares sold................................................................................        689,855
   Dividends.......................................................................................         62,254
Prepaid expenses...................................................................................         45,036
                                                                                                     -------------
   Total Assets....................................................................................    168,587,822
                                                                                                     -------------
LIABILITIES:
Payables:
   Investment securities purchased.................................................................      1,134,400
   Fund shares repurchased.........................................................................        549,037
   Investment advisory fees........................................................................         93,638
   Distributions payable...........................................................................         80,974
   12b-1 distribution and service fees.............................................................         44,665
   Administrative fees.............................................................................         34,306
   Printing fees...................................................................................         29,598
   Transfer agent fees.............................................................................         23,449
   Legal fees......................................................................................         21,972
   Audit and tax fees..............................................................................         20,084
   Custodian fees..................................................................................         16,434
   Commitment fees.................................................................................          7,326
   Registration fees...............................................................................          2,225
   Trustees' fees and expenses.....................................................................          1,625
   Financial reporting fees........................................................................            732
Other liabilities..................................................................................          1,234
                                                                                                     -------------
Total Liabilities..................................................................................      2,061,699
                                                                                                     -------------
NET ASSETS.........................................................................................  $ 166,526,123
                                                                                                     =============
NET ASSETS CONSIST OF:
Paid-in capital....................................................................................  $ 175,086,545
Par value ($0.01 per share with an unlimited number of shares authorized)..........................         77,438
Accumulated net investment income (loss)...........................................................        338,610
Accumulated net realized gain (loss) on investments................................................   (10,923,081)
Net unrealized appreciation (depreciation) on investments..........................................      1,946,611
                                                                                                     -------------
NET ASSETS.........................................................................................  $ 166,526,123
                                                                                                     =============
MAXIMUM OFFERING PRICE PER SHARE:
CLASS A SHARES:
  Net asset value and redemption price per share (Based on net assets of
    $35,232,758 and 1,642,263 shares of

      beneficial interest issued and outstanding)..................................................  $       21.45
   Maximum sales charge (4.50% of offering price)..................................................           1.01
                                                                                                     -------------
   Maximum offering price to public................................................................  $       22.46
                                                                                                     =============
CLASS C SHARES:
   Net asset value and redemption price per share (Based on net assets of $44,920,222 and
     2,089,814 shares of beneficial interest issued and outstanding)...............................  $       21.49
                                                                                                     =============
CLASS F SHARES:
   Net asset value and redemption price per share (Based on net assets of $2,367,652 and
     109,484 shares of beneficial interest issued and outstanding).................................  $       21.63
                                                                                                     =============
CLASS I SHARES:
   Net asset value and redemption price per share (Based on net assets of $83,611,575 and
     3,883,891 shares of beneficial interest issued and outstanding)...............................  $       21.53
                                                                                                     =============
CLASS R3 SHARES:
   Net asset value and redemption price per share (Based on net assets of $393,916 and
     18,362 shares of beneficial interest issued and outstanding)..................................  $       21.45
                                                                                                     =============


                        See Notes to Financial Statements                Page 11

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2015 (UNAUDITED)

INVESTMENT INCOME:
Interest ..........................................................................................  $   3,198,696
Dividends..........................................................................................      2,172,673
Other..............................................................................................        126,400
                                                                                                     -------------
   Total investment income.........................................................................      5,497,769
                                                                                                     -------------
EXPENSES:
Investment advisory fees...........................................................................        621,623
12b-1 distribution and/or service fees:
   Class A.........................................................................................         41,204
   Class C.........................................................................................        221,877
   Class F.........................................................................................          2,105
   Class R3........................................................................................            990
Transfer agent fees................................................................................         91,020
Registration fees..................................................................................         42,788
Administrative fees................................................................................         33,024
Legal fees.........................................................................................         28,017
Printing fees......................................................................................         27,026
Expenses previously waived or reimbursed...........................................................         23,447
Custodian fees.....................................................................................         16,845
Audit and tax fees.................................................................................         16,472
Commitment fees....................................................................................         10,752
Trustees' fees and expenses........................................................................          9,115
Financial reporting fees...........................................................................          4,587
Listing expense....................................................................................          1,240
Other..............................................................................................         14,705
                                                                                                     -------------
   Total expenses..................................................................................      1,206,837
                                                                                                     -------------
   Fees waived or expenses reimbursed by the investment advisor....................................       (38,457)
                                                                                                     -------------
Net expenses.......................................................................................      1,168,380
                                                                                                     -------------
NET INVESTMENT INCOME (LOSS).......................................................................      4,329,389
                                                                                                     -------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments............................................................        456,447
Net change in unrealized appreciation (depreciation) on investments................................      1,148,954
                                                                                                     -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)............................................................      1,605,401
                                                                                                     -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....................................  $   5,934,790
                                                                                                     =============



Page 12                 See Notes to Financial Statements

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        SIX MONTHS
                                                                                           ENDED          YEAR
                                                                                         4/30/2015        ENDED
                                                                                        (UNAUDITED)    10/31/2014
                                                                                       -------------  -------------
OPERATIONS:
Net investment income (loss).........................................................  $   4,329,389  $   9,028,924
Net realized gain (loss).............................................................        456,447     (4,146,443)
Net change in unrealized appreciation (depreciation).................................      1,148,954     11,391,933
                                                                                       -------------  -------------
Net increase (decrease) in net assets resulting from operations......................      5,934,790     16,274,414
                                                                                       -------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A Shares.......................................................................       (873,742)    (3,416,968)
Class C Shares.......................................................................     (1,005,714)    (2,190,987)
Class F Shares.......................................................................        (74,962)      (191,443)
Class I Shares.......................................................................     (2,063,063)    (2,812,589)
Class R3 Shares......................................................................         (9,986)       (23,181)
                                                                                       -------------  -------------
                                                                                          (4,027,467)    (8,635,168)
                                                                                       -------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM RETURN OF CAPITAL:
Class A Shares.......................................................................             --        (82,755)
Class C Shares.......................................................................             --        (53,063)
Class F Shares.......................................................................             --         (4,636)
Class I Shares.......................................................................             --        (68,117)
Class R3 Shares......................................................................             --           (562)
                                                                                       -------------  -------------
                                                                                                  --       (209,133)
                                                                                       -------------  -------------
Total distributions to shareholders..................................................     (4,027,467)    (8,844,301)
                                                                                       -------------  -------------
CAPITAL TRANSACTIONS:
Proceeds from shares sold............................................................     31,705,420     59,865,570
Proceeds from shares reinvested......................................................      3,515,271      7,470,411
Cost of shares redeemed..............................................................    (22,835,495)  (131,107,450)
                                                                                       -------------  -------------
Net increase (decrease) in net assets resulting from capital transactions............     12,385,196    (63,771,469)
                                                                                       -------------  -------------
Total increase (decrease) in net assets..............................................     14,292,519    (56,341,356)
NET ASSETS:
Beginning of period..................................................................    152,233,604    208,574,960
                                                                                       -------------  -------------
End of period........................................................................  $ 166,526,123  $ 152,233,604
                                                                                       =============  =============
Accumulated net investment income (loss) at end of period............................  $     338,610  $      36,688
                                                                                       =============  =============


                        See Notes to Financial Statements                Page 13

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                 SIX MONTHS
                                                   ENDED              YEAR            YEAR            YEAR            PERIOD
                                                 4/30/2015           ENDED           ENDED           ENDED             ENDED
CLASS A SHARES                                  (UNAUDITED)        10/31/2014      10/31/2013      10/31/2012     10/31/2011 (a)
                                                ------------      ------------    ------------    ------------    --------------
Net asset value, beginning of period ...........  $  21.20          $  20.27        $  22.42        $  20.10         $  20.26
                                                  --------          --------        --------        --------         --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) ...................      0.60 (b)          1.14 (b)        0.98 (b)        0.89 (b)         0.79
Net realized and unrealized gain (loss) ........      0.21              0.91           (1.91)           2.55            (0.11)
                                                  --------          --------        --------        --------         --------
Total from investment operations ...............      0.81              2.05           (0.93)           3.44             0.68
                                                  --------          --------        --------        --------         --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income ..........................     (0.56)            (1.09)          (0.98)          (1.12)           (0.84)
Net realized gain...............................        --                --           (0.09)          (0.00) (c)          --
Return of capital...............................        --             (0.03)          (0.15)             --               --
                                                  --------          --------        --------        --------         --------
Total distributions.............................     (0.56)            (1.12)          (1.22)          (1.12)           (0.84)
                                                  --------          --------        --------        --------         --------
Net asset value, end of period .................  $  21.45          $  21.20        $  20.27        $  22.42         $  20.10
                                                  ========          ========        ========        ========         ========
TOTAL RETURN (d)................................      3.87%            10.35%          (4.36)%         17.60%            3.45%
                                                  ========          ========        ========        ========         ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...........  $ 35,233          $ 32,874        $ 90,286        $ 83,717         $  6,932
Ratio of total expenses to average net assets...      1.50% (e) (f)     1.40%           1.44%           1.83%            6.68% (e)
Ratio of net expenses to average net assets ....      1.41% (e) (f)     1.40%           1.40%           1.40%            1.40% (e)
Ratio of net investment income (loss) to average
   net assets ..................................      5.65% (e)         5.47%           4.52%           4.13%            4.68% (e)
Portfolio turnover rate.........................        65%              170%             60%             60%              88%

(a)   Class A Shares commenced operations on February 25, 2011.

(b)   Based on average shares outstanding.

(c)   Amount is less than $0.01.

(d) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.50% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within twelve months of purchase. If the sales charges were included, total returns would be lower. These returns include Rule 12b-1 service fees of 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods less than one year.

(e)   Annualized.

(f) Ratio reflects excise tax of 0.01% which is not included in the expense cap.


Page 14                 See Notes to Financial Statements

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                 SIX MONTHS
                                                   ENDED              YEAR            YEAR            YEAR            PERIOD
                                                 4/30/2015           ENDED           ENDED           ENDED             ENDED
CLASS C SHARES                                  (UNAUDITED)        10/31/2014      10/31/2013      10/31/2012     10/31/2011 (a)
                                                ------------      ------------    ------------    ------------    --------------
Net asset value, beginning of period ...........  $  21.24          $  20.30        $  22.45        $  20.13         $  20.26
                                                  --------          --------        --------        --------         --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) ...................      0.52 (b)          0.99 (b)        0.83 (b)        0.73 (b)         0.69
Net realized and unrealized gain (loss) ........      0.21              0.91           (1.93)           2.55            (0.08)
                                                  --------          --------        --------        --------         --------
Total from investment operations ...............      0.73              1.90           (1.10)           3.28             0.61
                                                  --------          --------        --------        --------         --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income ..........................     (0.48)            (0.94)          (0.84)          (0.96)           (0.74)
Net realized gain...............................        --                --           (0.08)          (0.00) (c)          --
Return of capital...............................        --             (0.02)          (0.13)             --               --
                                                  --------          --------        --------        --------         --------
Total distributions.............................     (0.48)            (0.96)          (1.05)          (0.96)           (0.74)
                                                  --------          --------        --------        --------         --------
Net asset value, end of period..................  $  21.49          $  21.24        $  20.30        $  22.45         $  20.13
                                                  ========          ========        ========        ========         ========
TOTAL RETURN (d)................................      3.48%             9.56%          (5.03)%         16.70%            3.08%
                                                  ========          ========        ========        ========         ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...........  $ 44,920          $ 45,248        $ 55,376        $ 36,681         $  2,720
Ratio of total expenses to average net assets...      2.18% (e) (f)     2.18%           2.17%           2.66%            8.03% (e)
Ratio of net expenses to average net assets ....      2.16% (e) (f)     2.15%           2.15%           2.15%            2.15% (e)
Ratio of net investment income (loss) to average
   net assets...................................      4.91% (e)         4.75%           3.81%           3.36%            4.10% (e)
Portfolio turnover rate ........................        65%              170%             60%             60%              88%

(a)   Class C Shares commenced operations on February 25, 2011.

(b)   Based on average shares outstanding.

(c)   Amount is less than $0.01.

(d) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total return would be lower. These returns include combined Rule 12b-1 distribution and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods less than one year.

(e)   Annualized.

(f) Ratio reflects excise tax of 0.01% which is not included in the expense cap.


                        See Notes to Financial Statements                Page 15

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                 SIX MONTHS
                                                   ENDED              YEAR            YEAR            YEAR            PERIOD
                                                 4/30/2015           ENDED           ENDED           ENDED             ENDED
CLASS F SHARES                                  (UNAUDITED)        10/31/2014      10/31/2013      10/31/2012     10/31/2011 (a)
                                                ------------      ------------    ------------    ------------    --------------
Net asset value, beginning of period ...........  $  21.37          $  20.42        $  22.59        $  20.12         $  20.25
                                                  --------          --------        --------        --------         --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) ...................      0.62 (b)          1.18 (b)        1.02 (b)        0.89 (b)         0.70
Net realized and unrealized gain (loss) ........      0.21              0.91           (1.95)           2.72            (0.07)
                                                  --------          --------        --------        --------         --------
Total from investment operations ...............      0.83              2.09           (0.93)           3.61             0.63
                                                  --------          --------        --------        --------         --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income ..........................     (0.57)            (1.11)          (1.01)          (1.14)           (0.76)
Net realized gain...............................        --                --           (0.08)          (0.00) (c)          --
Return of capital...............................        --             (0.03)          (0.15)             --               --
                                                  --------          --------        --------        --------         --------
Total distributions.............................     (0.57)            (1.14)          (1.24)          (1.14)           (0.76)
                                                  --------          --------        --------        --------         --------
Net asset value, end of period..................  $  21.63          $  21.37        $  20.42        $  22.59         $  20.12
                                                  ========          ========        ========        ========         ========
TOTAL RETURN (d)................................      3.89%            10.48%          (4.32)%         18.47%            3.17%
                                                  ========          ========        ========        ========         ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...........  $  2,368          $  2,617        $  3,735        $  4,012         $      1
Ratio of total expenses to average net assets...      1.95% (e) (f)     1.81%           1.58%           3.71%          233.60% (e)
Ratio of net expenses to average net assets ....      1.31% (e) (f)     1.30%           1.30%           1.30%            1.30% (e)
Ratio of net investment income (loss) to average
   net assets...................................      5.81% (e)         5.64%           4.63%           4.09%            5.21% (e)
Portfolio turnover rate.........................        65%              170%             60%             60%              88%

(a) Class F Shares were initially seeded and commenced operations on March 2, 2011.

(b)   Based on average shares outstanding.

(c)   Amount is less than $0.01.

(d) Assumes reinvestment of all distributions for the period. These returns include Rule 12b-1 service fees of 0.15% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods less than one year.

(e)   Annualized.

(f) Ratio reflects excise tax of 0.01% which is not included in the expense cap.


Page 16                 See Notes to Financial Statements

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                 SIX MONTHS
                                                   ENDED              YEAR            YEAR            YEAR            PERIOD
                                                 4/30/2015           ENDED           ENDED           ENDED             ENDED
CLASS I SHARES                                  (UNAUDITED)        10/31/2014      10/31/2013      10/31/2012     10/31/2011 (a)
                                                ------------      ------------    ------------    ------------    --------------
Net asset value, beginning of period ...........  $  21.27          $  20.33        $  22.47        $  20.15         $  20.00
                                                  --------          --------        --------        --------         --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) ...................      0.63 (b)          1.20 (b)        1.04 (b)        0.92 (b)         0.82
Net realized and unrealized gain (loss) ........      0.22              0.91           (1.91)           2.57             0.21
                                                  --------          --------        --------        --------         --------
Total from investment operations ...............      0.85              2.11           (0.87)           3.49             1.03
                                                  --------          --------        --------        --------         --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income ..........................     (0.59)            (1.14)          (1.03)          (1.17)           (0.88)
Net realized gain...............................        --                --           (0.09)          (0.00) (c)          --
Return of capital...............................        --             (0.03)          (0.15)             --               --
                                                  --------          --------        --------        --------         --------
Total distributions.............................     (0.59)            (1.17)          (1.27)          (1.17)           (0.88)
                                                  --------          --------        --------        --------         --------
Net asset value, end of period..................  $  21.53          $  21.27        $   0.33        $   2.47         $  20.15
                                                  ========          ========        ========        ========         ========
TOTAL RETURN (d)................................      4.03%            10.65%          (4.06)%         17.84%            5.21%
                                                  ========          ========        ========        ========         ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...........  $ 83,612          $ 71,094        $ 58,700        $ 45,432         $    439
Ratio of total expenses to average net assets...      1.16% (e) (f)     1.15%           1.23%           1.46%           22.09% (e)
Ratio of net expenses to average net assets ....      1.16% (e) (f)     1.15%           1.15%           1.15%            1.15% (e)
Ratio of net investment income (loss) to average
   net assets...................................      5.92% (e)         5.74%           4.79%           4.20%            5.12% (e)
Portfolio turnover rate.........................        65%              170%             60%             60%              88%

(a) Class I Shares were initially seeded on December 16, 2010 and commenced operations on January 11, 2011.

(b)   Based on average shares outstanding.

(c)   Amount is less than $0.01.

(d) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods less than one year.

(e)   Annualized.

(f) Ratio reflects excise tax of 0.01% which is not included in the expense cap.


                        See Notes to Financial Statements                Page 17

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                 SIX MONTHS
                                                   ENDED              YEAR            YEAR            YEAR            PERIOD
                                                 4/30/2015           ENDED           ENDED           ENDED             ENDED
CLASS R3 SHARES                                 (UNAUDITED)        10/31/2014      10/31/2013      10/31/2012     10/31/2011 (a)
                                                ------------      ------------    ------------    ------------    --------------
Net asset value, beginning of period ...........  $  21.20          $  20.26        $  22.41        $  20.11         $  20.25
                                                  --------          --------        --------        --------         --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)....................      0.57 (b)          1.09 (b)        0.93 (b)        0.80 (b)         0.61
Net realized and unrealized gain (loss) ........      0.21              0.92           (1.92)           2.56            (0.07)
                                                  --------          --------        --------        --------         --------
Total from investment operations ...............      0.78              2.01           (0.99)           3.36             0.54
                                                  --------          --------        --------        --------         --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income ..........................     (0.53)            (1.04)          (0.92)          (1.06)           (0.68)
Net realized gain...............................        --                --           (0.10)          (0.00) (c)          --
Return of capital...............................        --             (0.03)          (0.14)             --               --
                                                  --------          --------        --------        --------         --------
Total distributions.............................     (0.53)            (1.07)          (1.16)          (1.06)           (0.68)
                                                  --------          --------        --------        --------         --------
Net asset value, end of period..................  $  21.45          $  21.20        $  20.26        $  22.41         $  20.11
                                                  ========          ========        ========        ========         ========
TOTAL RETURN (d)................................      3.74%            10.14%          (4.61)%         17.19%            2.74%
                                                  ========          ========        ========        ========         ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...........  $    394          $    401        $    478        $    615         $      1
Ratio of total expenses to average net assets...      6.82% (e) (f)     5.74%           4.87%          11.51%          301.79% (e)
Ratio of net expenses to average net assets ....      1.66% (e) (f)     1.65%           1.65%           1.65%            1.90% (e)
Ratio of net investment income (loss) to average
   net assets...................................      5.40% (e)         5.25%           4.25%           3.66%            4.62% (e)
Portfolio turnover rate ........................        65%              170%             60%             60%              88%

(a) Class R3 Shares were initially seeded and commenced operations on March 2, 2011.

(b)   Based on average shares outstanding.

(c)   Amount is less than $0.01.

(d) Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 distribution and service fees of 0.50% effective December 15, 2011, and 0.75% prior to December 15, 2011, and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods less than one year.

(e)   Annualized.

(f) Ratio reflects excise tax of 0.01% which is not included in the expense cap.


Page 18                 See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                           APRIL 30, 2015 (UNAUDITED)


1. ORGANIZATION

First Trust Preferred Securities and Income Fund (the "Fund") is a series of First Trust Series Fund (the "Trust"), a Massachusetts business trust organized on July 9, 2010, and is registered as a non-diversified, open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund offers five classes of shares: Class A, Class C, Class F, Class I and Class R3. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.

The Fund's investment objective is to seek to provide current income and total return. The Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings, if any) in preferred securities and other securities with similar economic characteristics. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

The net asset value ("NAV") for each class of shares of the Fund is determined daily as of the close of trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing at the principal markets for those securities. The NAV for each class is calculated by dividing the value of the Fund's total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund's shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service, or are determined by the Pricing Committee of the Trust's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor") in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ(R) Stock Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")), are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Bonds, notes and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                           APRIL 30, 2015 (UNAUDITED)


      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1) the credit conditions in the relevant market and changes thereto;

            2) the liquidity conditions in the relevant market and changes thereto;

            3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

            4) issuer-specific conditions (such as significant credit deterioration); and

            5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                           APRIL 30, 2015 (UNAUDITED)

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2015, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis, including the amortization of premiums and accretion of discounts. Income is allocated on a pro rata basis to each class of shares.

The Fund may hold the securities of real estate investment trusts ("REITs"). Distributions from such investments may include income, capital gains and return of capital. The actual character of amounts received during the year is not known until after the REITs' fiscal year end. The Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. RESTRICTED SECURITIES:

The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of April 30, 2015, the Fund held restricted securities as shown in the following table that Stonebridge Advisors LLC ("Stonebridge" or the "Sub-Advisor") has deemed illiquid pursuant to procedures adopted by the Trust's Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity date and yield for these issuers.



                                          ACQUISITION         SHARES/                   CARRYING                      % OF
SECURITY                                      DATE          PAR AMOUNT      PRICE         COST          VALUE      NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Centaur Funding Corp., 9.08%, 4/21/20    7/17/14-1/9/15      2,500        $ 1,252.50   $ 3,128,350   $ 3,131,250      1.88%
Pitney Bowes International Holdings,
   Inc., Series F, 6.13%                     4/7/15            300          1,038.13       315,375       311,438      0.19
Sirius International Group Ltd, 7.51%       2/25/15      $ 500,000             1.053       527,500       526,250      0.31
Sovereign Real Estate Investment
   Trust, 12.00%                             2/5/15            750          1,308.75     1,005,000       981,562      0.59
                                                                                       --------------------------------------
                                                                                       $ 4,976,225   $ 4,950,500      2.97%
                                                                                       --------------------------------------

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

The Fund will declare daily and pay monthly distributions of all or a portion of its net income to holders of each class of shares. Distributions of any net capital gains earned by the Fund will be distributed at least annually. Distributions will automatically be reinvested into additional Fund shares unless cash distributions are elected by the shareholder.

Distributions from net investment income and realized capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                           APRIL 30, 2015 (UNAUDITED)


The tax character of distributions paid during the fiscal year ended October 31, 2014 was as follows:

Distributions paid from:
Ordinary income...............................   $  8,635,168
Capital gain..................................             --
Return of capital.............................        209,133

As of October 31, 2014, the distributable earnings and net assets on a tax basis were as follows:

Undistributed ordinary income.................   $         --
Undistributed capital gains...................             --
                                                 ------------
Total undistributed earnings..................             --
Accumulated capital and other losses..........    (11,248,078)
Net unrealized appreciation (depreciation)....        702,895
                                                 ------------
Total accumulated earnings (losses)...........    (10,545,183)
Other.........................................             --
Paid-in capital...............................    162,778,787
                                                 ------------
Net assets....................................   $152,233,604
                                                 ============

E. INCOME TAXES:

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2014, for federal income tax purposes, the Fund had a capital loss carryforward of $11,248,078 available, to the extent provided by regulations, to offset future capital gains.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2011, 2012, 2013 and 2014 remain open to federal and state audit. As of April 30, 2015, management has evaluated the application of these standards to the Fund, and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

F. EXPENSES:

The Fund pays all expenses directly related to its operations. Expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service (12b-1) fees and incremental transfer agency costs which are unique to each class of shares.

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for supervising the selection and ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund. For these services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.80% of the Fund's average daily net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250.

Stonebridge, an affiliate of First Trust, serves as the Fund's sub-advisor and manages the Fund's portfolio subject to First Trust's supervision. The Sub-Advisor receives a monthly portfolio management fee calculated at an annual rate of 0.40% of average daily net assets that is paid by First Trust out of its investment advisory fee.

First Trust and Stonebridge have agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the annual operating expenses of the Fund (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) from exceeding 1.15% of average daily net assets of any class of Shares of the Fund (the "Expense Cap") until February 28, 2016 and then will not exceed 1.50% from March 1, 2016 to February 28, 2025 (the "Expense Cap Termination Date"). Expenses borne and fees waived by First Trust and Stonebridge are subject to recovery on a Fund class level by First

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                           APRIL 30, 2015 (UNAUDITED)


Trust and Stonebridge up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding its Expense Cap in place at the time the expense was borne or the fee was waived by First Trust and Stonebridge. Class I amounts are included as "Expenses previously waived or reimbursed" on the Statement of Operations. The advisory fee waivers and expense reimbursement for the six months ended April 30, 2015 and the expenses borne by First Trust and Stonebridge subject to recovery for the periods indicated were as follows:

                                                                EXPENSES SUBJECT TO RECOVERY
                                    ------------------------------------------------------------------------------------
                                                                                           SIX MONTHS
                                     YEAR ENDED        YEAR ENDED        YEAR ENDED          ENDED
  ADVISORY          EXPENSE         OCTOBER 31,       OCTOBER 31,       OCTOBER 31,        APRIL 30,
 FEE WAIVER      REIMBURSEMENT          2012              2013              2014              2015             TOTAL
------------     -------------      ------------      ------------      ------------      ------------      ------------
$    38,457        $      --         $  156,721        $  134,127        $   50,893        $   38,457        $  380,198

During the period ended April 30, 2015, First Trust recovered $23,447 of fees that were previously waived.

Brown Brothers Harriman & Co. ("BBH") serves as the Fund's administrator, fund accountant and custodian in accordance with certain fee arrangements. As administrator and fund accountant, BBH is responsible for providing certain administrative and accounting services to the Fund, including maintaining the Fund's books of account, records of the Fund's securities transactions, and certain other books and records. As custodian, BBH is responsible for custody of the Fund's assets.

BNY Mellon Investment Servicing (US) Inc. ("BNYM IS") serves as the Fund's transfer agent in accordance with certain fee arrangements. As transfer agent, BNYM IS is responsible for maintaining shareholder records for the Fund.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid additional annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                           APRIL 30, 2015 (UNAUDITED)


                         4. CAPITAL SHARE TRANSACTIONS

Capital transactions were as follows:

                                      SIX MONTHS ENDED                    YEAR ENDED
                                       APRIL 30, 2015                  OCTOBER 31, 2014

                                  SHARES          VALUE             SHARES          VALUE
                                ----------    -------------       ----------    -------------
Sales:
     Class A                       338,158    $   7,188,048          377,644    $   7,798,542
     Class C                       114,909        2,452,172          167,887        3,518,855
     Class F                        66,041        1,410,347           38,025          792,945
     Class I                       967,980       20,654,853        2,252,138       47,755,228
     Class R3                           --               --               --               --
                                ----------    -------------       ----------    -------------
Total Sales:                     1,487,088    $  31,705,420        2,835,694    $  59,865,570
                                ==========    =============       ==========    =============

Dividend Reinvestment:
     Class A                        26,646    $     567,967          131,229    $   2,727,650
     Class C                        40,926          873,665           92,688        1,935,807
     Class F                         2,164           46,417            6,467          136,053
     Class I                        94,784        2,027,222          127,423        2,670,901
     Class R3                           --               --               --               --
                                ----------    -------------       ----------    -------------
Total Dividend Reinvestment:       164,520    $   3,515,271          357,807    $   7,470,411
                                ==========    =============       ==========    =============

Redemptions:
     Class A                     (272,996)    $  (5,804,949)      (3,413,022)   $ (71,154,976)
     Class C                     (196,223)       (4,180,168)        (857,812)     (17,752,129)
     Class F                      (81,208)       (1,737,843)        (104,919)      (2,212,870)
     Class I                     (520,727)      (11,100,557)      (1,925,291)     (39,889,665)
     Class R3                        (561)          (11,978)          (4,679)         (97,810)
                                ----------    -------------       ----------    -------------
Total Redemptions:              (1,071,715)   $ (22,835,495)      (6,305,723)   $(131,107,450)
                                ==========    =============       ==========    =============



                      5. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of securities, other than short-term investments, for the six months ended April 30, 2015, were $113,338,790 and $100,123,042, respectively.

                                 6. BORROWINGS

Effective April 25, 2014, the Trust, First Trust Exchange-Traded Fund III and First Trust Exchange-Traded Fund IV entered into an $80 million Credit Agreement with The Bank of Nova Scotia ("Scotia") as administrative agent for a group of lenders to be a liquidity backstop during periods of high redemption volume. Prior to March 26, 2015, a commitment fee of 0.125% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans was charged by Scotia. Effective March 26, 2015, the commitment fee was changed to 0.15%. First Trust allocates the commitment fee amongst the funds that have access to the credit line. To the extent that the Fund accesses the credit line, there would also be an interest fee charged.

The Fund did not have any borrowings outstanding during the six months ended April 30, 2015.

                        7. DISTRIBUTION AND SERVICE PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with theRule 12b-1 plan, the share classes of the Fund are authorized to pay an amount up to 0.25%, 1.00%, 0.15% and 0.50% of their average daily net assets each year for Class A, Class C, Class F and Class R3, respectively, to reimburse and compensate First Trust Portfolios L.P. ("FTP"), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Fund shares or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                           APRIL 30, 2015 (UNAUDITED)


                               8. INDEMNIFICATION

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition of disclosures in the financial statements that have not already been disclosed.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                           APRIL 30, 2015 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                              RISK CONSIDERATIONS

Risks are inherent in all investing. The following summarizes some of the risks that should be considered for the Fund. For additional information about the risks associated with investing in the Fund, please see the Fund's prospectus and statement of additional information, as well as other Fund regulatory filings.

MARKET RISK: Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

INTEREST RATE RISK: If interest rates rise, the prices of fixed-rate preferred securities and other fixed-rate debt securities held by the Fund will fall.

PREFERRED SECURITIES RISK: Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater credit risk than those debt instruments. Preferred securities are also subject to credit risk, interest rate risk and income risk.

CONCENTRATION RISK: A fund concentrated in a single industry or sector is likely to present more risks than a fund that is broadly diversified over several industries or sectors. Compared to the broad market, an individual industry or sector may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock, or regulatory changes.

CREDIT RISK: Credit risk is the risk that an issuer of a security may be unable or unwilling to make dividend, interest and principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability or willingness to make such payments. In addition, parties to other financial contracts with the Fund could default on their obligations.

CURRENCY RISK: Although the Fund's net asset value is determined on the basis of U.S. dollars, because the Fund invests in foreign securities, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up.

DEPOSITARY RECEIPTS RISK: Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

FINANCIAL COMPANY RISK: The Fund invests in the securities of financial companies, which may include banks, thrifts, brokerage firms, broker-dealers, investment banks, finance companies, REITs and companies involved in the insurance industry. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; government regulation; decreases in the availability of capital; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                           APRIL 30, 2015 (UNAUDITED)


ILLIQUID SECURITIES RISK: Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximately the value at which the Fund is carrying the securities on its books.

INCOME RISK: If interest rates fall, the income from the Fund's portfolio will decline as the Fund invests the proceeds from new share sales, or from matured or called debt securities, at interest rates that are below the portfolio's current earnings rate.

NON-DIVERSIFICATION RISK: The Fund is classified as "non-diversified" under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

REIT RISK: Investing in REITs involves risks related to their structure and focus, which include, but are not limited to, dependency upon management skills, limited diversification, the risks of locating and managing financing for projects, heavy cash flow dependency, possible default by borrowers, the costs and potential losses of self-liquidation of one or more holdings, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages, changes in neighborhood values and appeal to purchases, the possibility of failing to maintain exemptions from registration under the 1940 Act and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility. Fund shareholders indirectly pay REIT fees and expenses.

NON U.S. SECURITIES RISK: The Fund may invest in securities of non U.S. issuers. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.

                      This Page Left Blank Intentionally.

FIRST TRUST

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL  60187

INVESTMENT SUB-ADVISOR
Stonebridge Advisors, LLC
187 Danbury Road
Wilton, CT 06897

ADMINISTRATOR,
FUND ACCOUNTANT &
CUSTODIAN
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110

TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

FIRST TRUST

        First Trust/Confluence
        Small Cap Value Fund
        -----------------------------------------
        Semi-Annual Report
        For the Six Months Ended
        April 30, 2015

Confluence Investment Management

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2015

Shareholder Letter ..........................................................  1
At a Glance .................................................................  2
Portfolio Management ........................................................  4
Understanding Your Fund Expenses ............................................  5
Portfolio of Investments ....................................................  6
Statement of Assets and Liabilities .........................................  8
Statement of Operations .....................................................  9
Statements of Changes in Net Assets ......................................... 10
Financial Highlights ........................................................ 11
Notes to Financial Statements ............................................... 14
Additional Information ...................................................... 19


                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and/or Confluence Investment Management LLC ("Confluence" or the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust/Confluence Small Cap Value Fund (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns and net asset value will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2015


Dear Shareholders:

Thank you for your investment in First Trust/Confluence Small Cap Value Fund.

First Trust Advisors L.P. ("First Trust") is pleased to provide you with the semi-annual report which contains detailed information about your investment for the six months ended April 30, 2015. We encourage you to read this report and discuss it with your financial advisor.

U.S. markets, fueled by accelerating growth and an accommodating Federal Reserve, enjoyed a prosperous year in 2014. However, for the six months covered by this report, some economic and global factors, including the continued conflict in the Middle East and a sharp decline in oil prices, created volatility in the U.S. and global markets. Another factor that has impacted markets is the fact that many economists are predicting the Federal Reserve will begin to raise interest rates this year.

As I have written previously, First Trust believes investors should maintain perspective about the markets and have realistic expectations about their investments. Markets will always go up and down, but we believe that having a long-term investment horizon and being invested in quality products can help you reach your goals.

Thank you for giving First Trust the opportunity to be a part of your investment plan. We value the relationship and will continue to focus on our disciplined investment approach and long-term perspective to help investors reach their financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
"AT A GLANCE"
AS OF APRIL 30, 2015 (UNAUDITED)


-----------------------------------------------------------
FUND STATISTICS
-----------------------------------------------------------
                                                NET ASSET
FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND    VALUE (NAV)
-----------------------------------------------------------
Class A (FOVAX)                                  $26.67
Class C (FOVCX)                                  $24.99
Class I (FOVIX)                                  $27.23
-----------------------------------------------------------


-----------------------------------------------------------
                                              % OF TOTAL
TOP TEN HOLDINGS                              INVESTMENTS
-----------------------------------------------------------
VCA, Inc.                                         4.0%
Morningstar, Inc.                                 3.9
Potbelly Corp.                                    3.9
Culp, Inc.                                        3.8
John Bean Technologies Corp.                      3.8
RLI Corp.                                         3.7
Thermon Group Holdings, Inc.                      3.7
PennantPark Investment Corp.                      3.7
Patterson Cos., Inc.                              3.6
Bank of Marin Bancorp                             3.6
------------------------------------------------------
                                        Total    37.7%
                                               =======


-----------------------------------------------------------
                                              % OF TOTAL
SECTOR ALLOCATION                             INVESTMENTS
-----------------------------------------------------------
Industrials                                      34.5%
Financials                                       28.3
Health Care                                      18.8
Consumer Discretionary                           11.6
Consumer Staples                                  3.4
Information Technology                            3.4
------------------------------------------------------
                                        Total   100.0%
                                               =======

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
"AT A GLANCE" (CONTINUED)
AS OF APRIL 30, 2015 (UNAUDITED)

          -----------------------------------------------------------
                      PERFORMANCE OF A $10,000 INVESTMENT
          -----------------------------------------------------------
          This chart compares your Fund's Class I performance to that of the Russell 2000(R) Value Index and the Russell 2000(R) Index from 1/11/2011 through 4/30/2015.

               First Trust/Confluence Small Cap    Russell 2000(R) Value    Russell 2000(R)
                 Value Fund - Class I Shares         Index ("R2000V")       Index ("R2000")
1/11/2011                 $10,000                        $10,000               $10,000
4/30/2011                  10,730                         10,966                10,716
10/31/2011                  9,790                          9,457                 9,261
4/30/2012                  10,554                         10,499                10,323
10/31/2012                 10,951                         10,599                10,601
4/30/2013                  12,260                         12,309                12,307
10/31/2013                 13,892                         14,023                14,389
4/30/2014                  14,285                         14,720                14,832
10/31/2014                 15,214                         15,129                15,548
4/30/2015                  15,626                         15,439                16,271

---------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF APRIL 30, 2015
---------------------------------------------------------------------------------------------------------------------
                          A SHARES                 C SHARES                  I SHARES
                     Inception 2/24/2011      Inception 3/2/2011        Inception 1/11/2011      R2000V*      R2000*
---------------------------------------------------------------------------------------------------------------------
                                                            W/MAX
                                                            1.00%
                                  W/MAX                  CONTINGENT
                       W/O        5.50%         W/O       DEFERRED              W/O                W/O         W/O
                      SALES       SALES        SALES        SALES              SALES              SALES       SALES
AVERAGE ANNUAL       CHARGES     CHARGE       CHARGES      CHARGE             CHARGES            CHARGES     CHARGES
TOTAL RETURNS
6 Months              2.49%       -3.14%       2.29%        1.35%              2.71%              2.05%        4.65%
1 Year                8.95%        2.95%       8.36%        7.36%              9.38%              4.89%        9.71%
Since Inception      10.52%        9.03%       8.80%        8.80%             10.94%             10.63%       11.99%
---------------------------------------------------------------------------------------------------------------------

*Since inception return is based on the Class I Shares inception date.

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.50% for Class A Shares, a contingent deferred sales charge ("CDSC") of 1.00% for Class C Shares in year one and 12b-1 service fees of 0.25% per year of average daily net assets for Class A Shares and combined Rule 12b-1 distribution and service fees of 1.00% per year of average daily net assets for Class C Shares. Class I Shares do not have a front-end sales charge or a CDSC, nor do they pay distribution or service fees.

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2015


                                  SUB-ADVISOR

Confluence Investment Management LLC, a registered investment advisor ("Confluence" or the "Sub-Advisor"), located in St. Louis, Missouri, serves as the sub-advisor to First Trust/Confluence Small Cap Value Fund (the "Fund"). The investment professionals at Confluence have over 80 years of aggregate portfolio management experience. Confluence professionals have invested in various market capitalization securities in a wide range of industries during various market cycles, working to provide attractive risk-adjusted returns to clients.

                           PORTFOLIO MANAGEMENT TEAM

MARK KELLER, CFA - CHIEF EXECUTIVE OFFICER AND CHIEF INVESTMENT OFFICER DAVID MIYAZAKI, CFA - SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER
DANIEL WINTER, CFA - SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER
CHRIS STEIN - VICE PRESIDENT AND PORTFOLIO MANAGER

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
UNDERSTANDING YOUR FUND EXPENSES
AS OF APRIL 30, 2015 (UNAUDITED)

As a shareholder of the First Trust/Confluence Small Cap Value Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A Shares and contingent deferred sales charges on the lesser of purchase price or redemption proceeds of Class C Shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2015.

ACTUAL EXPENSES

The first three columns of the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the third column under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The next three columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

             --------------------------------------------------------------------------------------------------------
                                                                           HYPOTHETICAL
                           ACTUAL EXPENSES                          (5% RETURN BEFORE EXPENSES)
             ---------------------------------------------  --------------------------------------------
                               ENDING       EXPENSES PAID    BEGINNING        ENDING      EXPENSES PAID
               BEGINNING       ACCOUNT      DURING PERIOD     ACCOUNT         ACCOUNT     DURING PERIOD    ANNUALIZED
             ACCOUNT VALUE      VALUE       11/01/2014 -       VALUE           VALUE      11/01/2014 -       EXPENSE
              11/01/2014      4/30/2015     4/30/2015 (a)   11/01/2014       4/30/2015    4/30/2015 (a)    RATIOS (b)
             --------------------------------------------------------------------------------------------------------
Class A      $  1,000.00    $  1,024.90       $  8.03       $  1,000.00    $  1,016.86     $   8.00          1.60%
Class C         1,000.00       1,022.90         11.79          1,000.00       1,013.14        11.73          2.35
Class I         1,000.00       1,027.10          6.79          1,000.00       1,018.10         6.76          1.35

(a) Expenses are equal to the annualized expense ratios as indicated in the table, multiplied by the average account value over the period (November 1, 2014 through April 30, 2015), multiplied by 181/365 (to reflect the six-month period).

(b)   These expense ratios reflect expense caps.

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 2015 (UNAUDITED)

   SHARES                                      DESCRIPTION                                       VALUE
-------------  ----------------------------------------------------------------------------  --------------
COMMON STOCKS - 89.1%

               AIR FREIGHT & LOGISTICS - 3.0%
        2,885  Forward Air Corp............................................................  $      145,317
                                                                                             --------------
               BANKS - 3.2%
        3,025  Bank of Marin Bancorp.......................................................         152,521
                                                                                             --------------
               CAPITAL MARKETS - 3.3%
       16,640  PennantPark Investment Corp. (a)............................................         156,749
                                                                                             --------------
               COMMERCIAL SERVICES & SUPPLIES - 2.8%
        5,420  Ritchie Bros. Auctioneers, Inc..............................................         137,072
                                                                                             --------------
               ELECTRICAL EQUIPMENT - 6.2%
        3,870  Franklin Electric Co., Inc..................................................         139,939
        6,787  Thermon Group Holdings, Inc. (b)............................................         157,934
                                                                                             --------------
                                                                                                    297,873
                                                                                             --------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 3.0%
        2,057  MTS Systems Corp............................................................         145,183
                                                                                             --------------
               FOOD PRODUCTS - 3.0%
        4,941  Snyder's-Lance, Inc.........................................................         145,908
                                                                                             --------------
               HEALTH CARE EQUIPMENT & SUPPLIES - 7.0%
        3,515  Haemonetics Corp. (b).......................................................         142,463
        1,647  Halyard Health, Inc. (b)....................................................          79,847
        2,194  West Pharmaceutical Services, Inc...........................................         116,896
                                                                                             --------------
                                                                                                    339,206
                                                                                             --------------
               HEALTH CARE PROVIDERS & SERVICES - 6.8%
        3,265  Patterson Cos., Inc.........................................................         153,308
        3,395  VCA, Inc. (b)...............................................................         173,043
                                                                                             --------------
                                                                                                    326,351
                                                                                             --------------
               HOTELS, RESTAURANTS & LEISURE - 3.4%
       11,053  Potbelly Corp. (b)..........................................................         165,906
                                                                                             --------------
               INDUSTRIAL CONGLOMERATES - 3.0%
        7,305  Raven Industries, Inc.......................................................         145,662
                                                                                             --------------
               INSURANCE - 9.4%
        4,620  Brown & Brown, Inc..........................................................         147,609
        9,545  OneBeacon Insurance Group Ltd., Class A.....................................         143,939
        3,199  RLI Corp....................................................................         158,862
                                                                                             --------------
                                                                                                    450,410
                                                                                             --------------
               LIFE SCIENCES TOOLS & SERVICES - 2.9%
        1,465  Bio-Techne Corp.............................................................         140,581
                                                                                             --------------
               MACHINERY - 9.5%
        2,060  Graco, Inc..................................................................         147,537
        4,217  John Bean Technologies Corp.................................................         162,734
        4,154  Mueller Industries, Inc.....................................................         145,556
                                                                                             --------------
                                                                                                    455,827
                                                                                             --------------
               MEDIA - 3.5%
        2,224  Morningstar, Inc............................................................         168,779
                                                                                             --------------
               PROFESSIONAL SERVICES - 3.1%
        1,709  Exponent, Inc...............................................................         151,434
                                                                                             --------------


Page 6                  See Notes to Financial Statements

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2015 (UNAUDITED)

   SHARES                                      DESCRIPTION                                       VALUE
-------------  ----------------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

               REAL ESTATE INVESTMENT TRUSTS - 6.3%
        8,450  Gladstone Commercial Corp...................................................  $      150,494
        5,888  Rayonier, Inc...............................................................         150,674
                                                                                             --------------
                                                                                                    301,168
                                                                                             --------------
               REAL ESTATE MANAGEMENT & DEVELOPMENT - 3.2%
        4,513  RE/MAX Holdings, Inc., Class A..............................................         152,494
                                                                                             --------------
               ROAD & RAIL - 3.1%
        2,406  Landstar System, Inc........................................................         149,918
                                                                                             --------------
               TEXTILES, APPAREL & LUXURY GOODS - 3.4%
        6,300  Culp, Inc...................................................................         162,855
                                                                                             --------------

               TOTAL INVESTMENTS - 89.1%...................................................       4,291,214
               (Cost $3,669,594) (c)
               NET OTHER ASSETS AND LIABILITIES - 10.9%....................................         526,687
                                                                                             --------------
               NET ASSETS - 100.0%.........................................................  $    4,817,901
                                                                                             ==============

-----------------------------

(a)   Business Development Company.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $669,701 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $48,081.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                          LEVEL 2         LEVEL 3
                                                           TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                         VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                              4/30/2015        PRICES          INPUTS           INPUTS
---------------------------------------------------    -------------   -------------   -------------   -------------
Common Stocks*.....................................    $   4,291,214   $   4,291,214     $       --      $       --
                                                       =============   =============     ==========      ==========

*See the Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be on the last day of the period at their current value. There were no transfers between Levels at April 30, 2015.


                        See Notes to Financial Statements                 Page 7

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2015 (UNAUDITED)

ASSETS:
Investments, at value
   (Cost $3,669,594)...........................................................................      $  4,291,214
Cash...........................................................................................           554,800
Prepaid expenses...............................................................................            27,048
Receivables:
   From investment advisor.....................................................................            15,065
   Dividends...................................................................................             3,089
                                                                                                     ------------
      Total Assets.............................................................................         4,891,216
                                                                                                     ------------
LIABILITIES:
Payables:
   Administrative fees.........................................................................            22,043
   Audit and tax fees..........................................................................            21,064
   Printing fees...............................................................................             7,885
   Transfer agent fees.........................................................................             5,767
   Commitment fees.............................................................................             4,076
   Legal fees..................................................................................             3,965
   12b-1 distribution and service fees.........................................................             2,219
   Custodian fees..............................................................................             1,551
   Trustees' fees and expenses.................................................................             1,291
   Fund shares repurchased.....................................................................               969
   Financial reporting fees....................................................................               732
   Registration fees...........................................................................               419
Other liabilities..............................................................................             1,334
                                                                                                     ------------
   Total Liabilities...........................................................................            73,315
                                                                                                     ------------
NET ASSETS.....................................................................................      $  4,817,901
                                                                                                     ============
NET ASSETS CONSIST OF:
Paid-in capital................................................................................      $  4,228,160
Par value......................................................................................             1,856
Accumulated net investment income (loss).......................................................            12,092
Accumulated net realized gain (loss) on investments............................................           (45,827)
Net unrealized appreciation (depreciation) on investments......................................           621,620
                                                                                                     ------------
NET ASSETS.....................................................................................      $  4,817,901
                                                                                                     ============
MAXIMUM OFFERING PRICE PER SHARE:
CLASS A SHARES:
Net asset value and redemption price per share (Based on net assets of $1,773,990 and
   66,518 shares of beneficial interest issued and outstanding)................................      $      26.67
Maximum sales charge (5.50% of offering price).................................................              1.55
                                                                                                     ------------
Maximum offering price to public...............................................................      $      28.22
                                                                                                     ============
CLASS C SHARES:
Net asset value and redemption price per share (Based on net assets of $2,216,493 and
   88,681 shares of beneficial interest issued and outstanding)................................      $      24.99
                                                                                                     ============
CLASS I SHARES:
Net asset value and redemption price per share (Based on net assets of $827,418 and
   30,382 shares of beneficial interest issued and outstanding)................................      $      27.23
                                                                                                     ============


Page 8                  See Notes to Financial Statements

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2015 (UNAUDITED)

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $228).............................................      $     52,083
Interest.......................................................................................                61
                                                                                                     ------------
   Total investment income.....................................................................            52,144
                                                                                                     ------------
EXPENSES:
Transfer agent fees............................................................................            38,930
Administrative fees............................................................................            26,289
Registration fees..............................................................................            22,111
Investment advisory fees.......................................................................            20,660
Audit and tax fees.............................................................................            16,265
12b-1 distribution and/or service fees:
   Class A.....................................................................................             1,808
   Class C.....................................................................................            10,346
   Class R3....................................................................................                 3
Printing fees..................................................................................             9,435
Trustees' fees and expenses....................................................................             7,964
Commitment fees................................................................................             6,227
Financial reporting fees.......................................................................             4,587
Custodian fees.................................................................................             1,377
Listing expense................................................................................             1,244
Legal fees.....................................................................................               961
Other..........................................................................................             2,707
                                                                                                     ------------
   Total expenses..............................................................................           170,914
   Fees waived and expenses reimbursed by the investment advisor...............................          (130,862)
                                                                                                     ------------
Net expenses...................................................................................            40,052
                                                                                                     ------------
NET INVESTMENT INCOME (LOSS)...................................................................            12,092
                                                                                                     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on investments.....................................................           (31,003)
   Net change in unrealized appreciation (depreciation) on investments.........................           128,183
                                                                                                     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)........................................................            97,180
                                                                                                     ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS................................      $    109,272
                                                                                                     ============


                        See Notes to Financial Statements                 Page 9

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    SIX MONTHS
                                                                                      ENDED              YEAR
                                                                                    4/30/2015           ENDED
                                                                                   (UNAUDITED)        10/31/2014
                                                                                   ------------      ------------
OPERATIONS:
Net investment income (loss)...................................................    $     12,092      $    (13,810)
Net realized gain (loss).......................................................         (31,003)          282,669
Net change in unrealized appreciation (depreciation)...........................         128,183            49,701
                                                                                   ------------      ------------
Net increase (decrease) in net assets resulting from operations................         109,272           318,560
                                                                                   ------------      ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN:
Class A Shares.................................................................         (80,157)          (55,654)
Class C Shares.................................................................        (153,521)          (88,218)
Class I Shares.................................................................         (40,367)          (11,590)
Class R3 Shares................................................................            (102)              (56)
                                                                                   ------------      ------------
Total distributions to shareholders............................................        (274,147)         (155,518)
                                                                                   ------------      ------------

CAPITAL TRANSACTIONS:
Proceeds from shares sold......................................................       1,407,767           791,907
Proceeds from shares reinvested................................................         239,524           133,876
Cost of shares redeemed........................................................        (379,323)         (894,811)
                                                                                   ------------      ------------
Net increase (decrease) in net assets resulting from capital transactions......       1,267,968            30,972
                                                                                   ------------      ------------
Total increase (decrease) in net assets........................................       1,103,093           194,014

NET ASSETS:
Beginning of period............................................................       3,714,808         3,520,794
                                                                                   ------------      ------------
End of period..................................................................    $  4,817,901      $  3,714,808
                                                                                   ============      ============
Accumulated net investment income (loss) at end of period......................    $     12,092      $         --
                                                                                   ============      ============


Page 10               See Notes to Financial Statements

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                 SIX MONTHS
                                                   ENDED           YEAR            YEAR            YEAR             PERIOD
                                                 4/30/2015         ENDED           ENDED           ENDED             ENDED
CLASS A SHARES                                  (UNAUDITED)     10/31/2014      10/31/2013      10/31/2012      10/31/2011 (a)
                                                ------------    ------------    ------------    ------------    --------------
Net asset value, beginning of period............  $  28.03        $  26.77        $  21.58        $  19.54         $  20.10
                                                  --------        --------        --------        --------         --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)................      0.12            0.00 (e)        0.10            0.23             0.03
Net realized and unrealized gain (loss).........      0.56            2.39            5.46            1.85            (0.59)
                                                  --------        --------        --------        --------         --------
Total from investment operations................      0.68            2.39            5.56            2.08            (0.56)
                                                  --------        --------        --------        --------         --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income...........................        --              --           (0.27)          (0.04)              --
Net realized gain...............................     (2.04)          (1.13)          (0.10)             --               --
                                                  --------        --------        --------        --------         --------
Total distributions.............................     (2.04)          (1.13)          (0.37)          (0.04)              --
                                                  --------        --------        --------        --------         --------
Net asset value, end of period..................  $  26.67        $  28.03        $  26.77        $  21.58         $  19.54
                                                  ========        ========        ========        ========         ========
TOTAL RETURN (c)................................      2.49%           9.23%          26.16%          10.61%           (2.79)%
                                                  ========        ========        ========        ========         ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)............  $  1,774        $  1,144        $  1,288        $    651         $    218
Ratio of total expenses to average net assets...      7.51% (d)       8.65%          11.29%          23.94%           60.42% (d)
Ratio of net expenses to average net assets.....      1.60% (d)       1.60%           1.60%           1.60%            1.60% (d)
Ratio of net investment income (loss) to
   average net assets...........................      0.92% (d)       0.00% (f)       0.42%           1.10%            0.26% (d)
Portfolio turnover rate.........................         8%             39%             31%             11%              21%

(a)   Class A Shares commenced operations on February 24, 2011.

(b)   Per share amounts have been calculated using the average shares method.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.50% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within twelve months of purchase. If the sales charges were included, total returns would be lower. These returns include Rule 12b-1 service fees of 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods less than one year.

(d)   Annualized.

(e)   Amount is less than $0.01.

(f)   Amount is less than 0.01%.


                        See Notes to Financial Statements                Page 11

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                 SIX MONTHS
                                                   ENDED           YEAR            YEAR            YEAR             PERIOD
                                                 4/30/2015         ENDED           ENDED           ENDED             ENDED
CLASS C SHARES                                  (UNAUDITED)     10/31/2014      10/31/2013      10/31/2012      10/31/2011 (a)
                                                ------------    ------------    ------------    ------------    --------------
Net asset value, beginning of period............  $  26.44        $  25.51        $  20.59        $  18.81         $  20.10
                                                  --------        --------        --------        --------         --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)................      0.02           (0.19)          (0.10)           0.05            (0.07)
Net realized and unrealized gain (loss).........      0.57            2.25            5.23            1.73            (1.22)
                                                  --------        --------        --------        --------         --------
Total from investment operations................      0.59            2.06            5.13            1.78            (1.29)
                                                  --------        --------        --------        --------         --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income...........................        --              --           (0.11)             --               --
Net realized gain...............................     (2.04)          (1.13)          (0.10)             --               --
                                                  --------        --------        --------        --------         --------
Total distributions.............................     (2.04)          (1.13)          (0.21)             --               --
                                                  --------        --------        --------        --------         --------
Net asset value, end of period..................  $  24.99        $  26.44        $  25.51        $  20.59         $  18.81
                                                  ========        ========        ========        ========         ========
TOTAL RETURN (c)................................      2.29%           8.36%          25.11%           9.46%           (6.42)%
                                                  ========        ========        ========        ========         ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)............  $  2,216        $  1,977        $  1,956        $    615         $      8
Ratio of total expenses to average net assets...      7.86% (d)       8.81%          10.45%          26.69%           98.09% (d)
Ratio of net expenses to average net assets.....      2.35% (d)       2.35%           2.35%           2.35%            2.35% (d)
Ratio of net investment income (loss) to
   average net assets...........................      0.18% (d)      (0.73)%         (0.43)%          0.25%           (0.54)% (d)
Portfolio turnover rate.........................         8%             39%             31%             11%              21%

(a)   Class C Shares commenced operations on March 2, 2011.

(b)   Per share amounts have been calculated using the average shares method.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total return would be lower. These returns include combined Rule 12b-1 distribution and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods less than one year.

(d)   Annualized.


Page 12                 See Notes to Financial Statements

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                 SIX MONTHS
                                                   ENDED           YEAR            YEAR            YEAR             PERIOD
                                                 4/30/2015         ENDED           ENDED           ENDED             ENDED
CLASS I SHARES                                  (UNAUDITED)     10/31/2014      10/31/2013      10/31/2012      10/31/2011 (a)
                                                ------------    ------------    ------------    ------------    --------------
Net asset value, beginning of period............  $  28.52        $  27.15        $  21.81        $  19.58         $  20.00
                                                  --------        --------        --------        --------         --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)................      0.16            0.08            0.16            0.26             0.07
Net realized and unrealized gain (loss).........      0.59            2.42            5.60            2.05            (0.49)
                                                  --------        --------        --------        --------         --------
Total from investment operations................      0.75            2.50            5.76            2.31            (0.42)
                                                  --------        --------        --------        --------         --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income...........................        --              --           (0.32)          (0.08)              --
Net realized gains..............................     (2.04)          (1.13)          (0.10)             --               --
                                                  --------        --------        --------        --------         --------
Total distributions.............................     (2.04)          (1.13)          (0.42)          (0.08)              --
                                                  --------        --------        --------        --------         --------
Net asset value, end of period..................  $  27.23        $  28.52        $  27.15        $  21.81         $  19.58
                                                  ========        ========        ========        ========         ========
TOTAL RETURN (c)................................      2.71%           9.51%          26.85%          11.85%           (2.10)%
                                                  ========        ========        ========        ========         ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)............  $    827        $    592        $    276        $    141         $    164
Ratio of total expenses to average net assets...      8.79% (d)      11.05%          17.52%          41.80%          103.62% (d)
Ratio of net expenses to average net assets.....      1.35% (d)       1.35%           1.35%           1.35%            1.35% (d)
Ratio of net investment income (loss) to
   average net assets...........................      1.15% (d)       0.28%           0.66%           1.28%            0.43% (d)
Portfolio turnover rate.........................         8%             39%             31%             11%              21%

(a) Class I Shares were initially seeded on December 16, 2010 and commenced operations on January 11, 2011.

(b)   Per share amounts have been calculated using the average shares method.

(c) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods less than one year.

(d)   Annualized.


                        See Notes to Financial Statements                Page 13

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                           APRIL 30, 2015 (UNAUDITED)


                                1. ORGANIZATION

First Trust/Confluence Small Cap Value Fund (the "Fund") is a series of the First Trust Series Fund (the "Trust"), a Massachusetts business trust organized on July 9, 2010, and is registered as a diversified open-end management investment company with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund offers three classes of shares: Class A, Class C and Class I. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.

The Fund's investment objective is to seek to provide long-term capital appreciation. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings, if any) in equity securities of U.S. listed companies with small market capitalizations at the time of investment that Confluence Investment Management LLC ("Confluence" or the "Sub-Advisor") believes have produced solid returns over extended periods of time. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of each class of shares of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The NAV for each class is calculated by dividing the value of the Fund's total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund's shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Trust's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Common stocks and other securities listed on any national or foreign exchange (excluding The NASDAQ(R) Stock Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and the asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                           APRIL 30, 2015 (UNAUDITED)

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2015, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis, including the amortization of premiums and the accretion of discounts. Income is allocated on a pro rata basis to each class of shares.

The Fund may hold shares of business development companies ("BDCs"). The tax character of distributions received from these securities may vary when reported by the issuer after its tax reporting period concludes.

The Fund may hold the securities of real estate investment trusts ("REITs"). Distributions from such investments may be comprised of return of capital, capital gains and income. The actual character of amounts received during the year is not known until after the REIT's fiscal year end. The Fund records the character of distributions received from REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

The Fund will distribute to holders of its shares semi-annual dividends of all or a portion of its net income. Distributions of any net capital gains earned by the Fund will be distributed at least annually. Distributions will automatically be reinvested into additional Fund shares unless cash distributions are elected by the shareholder.

Distributions from net investment income and realized capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some point in the future.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                           APRIL 30, 2015 (UNAUDITED)


The tax character of distributions paid during the fiscal year ended October 31, 2014 was as follows:

Distributions paid from:
Ordinary income..............................    $     42,149
Capital gain.................................         113,369
Return of capital............................              --

As of October 31, 2014, the distributable earnings and net assets on a tax basis were as follows:

Undistributed ordinary income................    $     99,019
Undistributed capital gains..................         160,304
                                                 ------------
Total undistributed earnings.................         259,323
Accumulated capital and other losses.........              --
Net unrealized appreciation (depreciation)...         493,437
                                                 ------------
Total accumulated earnings (losses)..........         752,760
Other........................................              --
Paid-in capital..............................       2,962,048
                                                 ------------
Net assets...................................    $  3,714,808
                                                 ============

D. INCOME TAXES:

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2014, the Fund had no non-expiring capital loss carryforwards for federal income tax purposes.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2011, 2012, 2013 and 2014 remain open to federal and state audit. As of April 30, 2015, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

E. EXPENSES:

The Fund will pay all expenses directly related to its operations. Expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service (12b-1) fees and incremental transfer agency costs which are unique to each class of shares.

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund. For these investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 1.00% of the Fund's average daily net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250.

Confluence serves as the Fund's sub-advisor and manages the Fund's portfolio subject to First Trust's supervision. The Sub-Advisor receives a portfolio management fee at an annual rate of 0.50% of the Fund's average daily net assets that is paid by First Trust from its investment advisory fee.

First Trust and Confluence have agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the annual operating expenses of the Fund (excluding 12b-1 distribution and service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) from exceeding 1.35% of average daily net assets of any class of shares of the Fund (the "Expense Cap") until February 28, 2016 and then will not exceed 1.70% from March 1, 2016 to February 28, 2025 (the "Expense Cap Termination Date"). Expenses borne and fees waived by First Trust and Confluence are subject to recovery by First Trust and Confluence up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding the Expense Cap in place at the time the expense

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                           APRIL 30, 2015 (UNAUDITED)


was borne or the fee was waived by First Trust and Confluence. These amounts would be included in "Expenses previously waived or reimbursed" on the Statement of Operations. The advisory fee waivers and expense reimbursement for the six months ended April 30, 2015, and the expenses borne by First Trust and Confluence subject to recovery were as follows:

                                                       EXPENSES SUBJECT TO RECOVERY
                                    ------------------------------------------------------------------
                                                                                            SIX MONTHS
ADVISORY FEE        EXPENSE          PERIOD ENDED       YEAR ENDED        YEAR ENDED          ENDED
   WAIVERS       REIMBURSEMENTS    OCTOBER 31, 2012  OCTOBER 31, 2013  OCTOBER 31, 2014   APRIL 30, 2015     TOTAL
------------     --------------    ----------------  ----------------  ----------------  ----------------  ---------
 $  20,660        $  110,202          $  141,966        $  236,557        $  283,909        $  130,862     $ 793,294

Brown Brothers Harriman & Co. ("BBH") serves as the Fund's administrator, fund accountant and custodian in accordance with certain fee arrangements. As administrator and fund accountant, BBH is responsible for providing certain administrative and accounting services to the Fund, including maintaining the Fund's books of account, records of the Fund's securities transactions, and certain other books and records. As custodian, BBH is responsible for custody of the Fund's assets.

BNY Mellon Investment Servicing (US) Inc. ("BNYM IS") serves as the Fund's transfer agent in accordance with certain fee arrangements. As transfer agent, BNYM IS is responsible for maintaining shareholder records for the Fund.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.


                         4. CAPITAL SHARE TRANSACTIONS

Capital transactions were as follows:

                                     SIX MONTHS ENDED                     YEAR ENDED
                                      APRIL 30, 2015                   OCTOBER 31, 2014

                                  SHARES          VALUE             SHARES          VALUES
                                ----------    -------------       ----------    -------------
Sales:
     Class A                        31,826    $     824,046           11,125    $     296,008
     Class C                        10,203          257,949            7,955          200,103
     Class I                        11,774          325,772           11,091          295,796
     Class R3*                          --               --               --               --
                                ----------    -------------       ----------    -------------
Total Sales:                        53,803    $   1,407,767           30,171    $     791,907
                                ==========    =============       ==========    =============

Dividend Reinvestment:
     Class A                         2,231    $      59,057            1,560    $      40,885
     Class C                         5,747          142,693            3,327           82,837
     Class I                         1,399           37,774              381           10,154
     Class R3*                          --               --               --               --
                                ----------    -------------       ----------    -------------
Total Dividend Reinvestment:         9,377    $     239,524            5,268    $     133,876
                                ==========    =============       ==========    =============

Redemptions:
     Class A                        (8,362)   $    (226,097)         (19,967)   $    (534,713)
     Class C                        (2,043)         (52,104)         (13,160)        (336,696)
     Class I                        (3,560)         (99,801)            (865)         (23,402)
     Class R3*                         (50)          (1,321)              --               --
                                ----------    -------------       ----------    -------------
Total Redemptions:                 (14,015)   $    (379,323)         (33,992)   $    (894,811)
                                ==========    =============       ==========    =============

* Effective March 20, 2015, all outstanding Class R3 Shares were redeemed and no Class R3 Shares are currently available for purchase.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                           APRIL 30, 2015 (UNAUDITED)


                      5. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of investments, excluding short-term investments, for the six months ended April 30, 2015, were $987,623 and $319,891, respectively.

                                 6. BORROWINGS

Effective April 25, 2014, the Trust, First Trust Exchange-Traded Fund III and First Trust Exchange-Traded Fund IV entered into an $80 million Credit Agreement with the Bank of Nova Scotia ("Scotia") as administrative agent for a group of lenders to be a liquidity backstop during periods of high redemption volume. Prior to March 26, 2015, a commitment fee of 0.125% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans was charged by Scotia. Effective March 26, 2015, the commitment fee was changed to 0.15%. First Trust allocates the commitment fee amongst the funds that have access to the credit line. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not have any borrowings outstanding during the six months ended April 30, 2015.

                       7. DISTRIBUTION AND SERVICE PLANS

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the share classes of the Fund are authorized to pay an amount up to 0.25% and 1.00% of their average daily net assets each year for Class A and Class C, respectively, to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Fund shares or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services. Class I shares have no 12b-1 fees.

                               8. INDEMNIFICATION

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                           APRIL 30, 2015 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                              RISK CONSIDERATIONS

Risks are inherent in all investing. The following summarizes some, but not all, of the risks that should be considered for the Fund. For additional information about the risks associated with investing in the Fund, please see the Fund's prospectus and statement of additional information, as well as other Fund regulatory filings.

MARKET RISK: Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

MARKET CAPITALIZATION RISK: The Fund normally invests at least 80% of its assets in Small-Cap Companies. Because the market capitalization is measured at the time of its initial purchase, the Fund will not be forced to sell a stock because the stock has exceeded or fallen below the market capitalization range. Because of market movement, there can be no assurance that the securities held by the Fund will stay within the given market capitalization range. As a result, the Fund may be exposed to additional risk or investors may not be given the opportunity to invest fully in a certain market capitalization range.

SMALL CAP RISK: The Fund invests in Small-Cap Companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and dependence on a few key people, and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies. The market movements of equity securities issued by issuers with smaller capitalizations may be more abrupt or erratic than the market movements of equity securities of larger, more established companies or the stock market in general. Historically, smaller capitalization companies have sometimes gone through extended periods when they did not perform as well as larger companies. In addition, equity securities of smaller capitalization companies may be less liquid than those of larger companies.

VALUE INVESTING RISK: The Fund focuses its investments on securities that the portfolio manager believes are undervalued or inexpensive relative to other investments. These types of securities may present risks in addition to the general risks associated with investing in them. These securities generally are selected on the basis of an issuer's business and economic fundamentals or the securities' current and projected credit profiles, relative to current market price. Such securities are subject to the risk of misestimating certain fundamental factors. Disciplined adherence to a "value" investment mandate during periods in which that style is "out of favor" can result in significant underperformance relative to overall market indices and other managed investment vehicles that pursue growth style investments and/or flexible style mandates.

REAL ESTATE INVESTMENT RISK: The Fund invests in companies in the real estate industry, including REITs. Therefore, the Fund is subject to the risks associated with investing in real estate, which may include, but are not limited to, fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures or operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate industry.

REIT RISK: REITs are subject to risks related to their structure and focus, which include, but are not limited to, dependency upon management skills, limited diversification, the risks of locating and managing financing for projects, heavy cash flow dependency, possible default by borrowers, the costs and potential losses of self-liquidation of one or more holdings, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages, changes in neighborhood values and appeal to purchases, the possibility of failing to maintain exemptions from registration under the 1940 Act, and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility. Fund shareholders indirectly pay REIT fees and expenses.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                           APRIL 30, 2015 (UNAUDITED)


BDC RISK: The Fund may invest in BDCs which may carry risks similar to those of a private equity or venture capital fund. BDCs are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value. The BDCs included in the Fund may employ the use of leverage in its portfolio through borrowings or the issuance of preferred stock. While leverage often serves to increase the yield of a BDC, this leverage also subjects a BDC to increased risks, including the likelihood of increased volatility and the possibility that a BDC's common share income will fall if the dividend rate of the preferred shares or the interest rate on any borrowings rises.

INDUSTRIALS AND PRODUCER DURABLES SECTOR RISK: The Fund invests in the securities of companies in the industrials and producer durables sectors. Many companies in these sectors convert unfinished goods into finished durables used to manufacture other goods or provide services. Some industries included in these sectors are electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of these companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

FIRST TRUST

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR
Confluence Investment Management LLC
20 Allen Avenue, Suite 300
Saint Louis, MO 63119

ADMINISTRATOR,
FUND ACCOUNTANT &
CUSTODIAN
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110

TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

FIRST TRUST

        First Trust Short Duration
        High Income Fund
        -----------------------------------------
        Semi-Annual Report
        For the Six Months Ended April 30, 2015

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                  FIRST TRUST SHORT DURATION HIGH INCOME FUND
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2015

Shareholder Letter...........................................................  1
At a Glance..................................................................  2
Portfolio Management.........................................................  4
Understanding Your Fund Expenses.............................................  5
Portfolio of Investments.....................................................  6
Statement of Assets and Liabilities.......................................... 20
Statement of Operations...................................................... 21
Statements of Changes in Net Assets.......................................... 22
Financial Highlights......................................................... 23
Notes to Financial Statements................................................ 26
Additional Information....................................................... 32


                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust Short Duration High Income Fund (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns and net asset value will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance.

The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                  FIRST TRUST SHORT DURATION HIGH INCOME FUND
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2015


Dear Shareholders:

Thank you for your investment in First Trust Short Duration High Income Fund.

First Trust Advisors L.P. ("First Trust") is pleased to provide you with the semi-annual report which contains detailed information about your investment for the six months ended April 30, 2015. We encourage you to read this report and discuss it with your financial advisor.

U.S. markets, fueled by accelerating growth and an accommodating Federal Reserve, enjoyed a prosperous year in 2014. However, for the six months covered by this report, some economic and global factors, including the continued conflict in the Middle East and a sharp decline in oil prices, created volatility in the U.S. and global markets. Another factor that has impacted markets is the fact that many economists are predicting the Federal Reserve will begin to raise interest rates this year.

As I have written previously, First Trust believes investors should maintain perspective about the markets and have realistic expectations about their investments. Markets will always go up and down, but we believe that having a long-term investment horizon and being invested in quality products can help you reach your goals.

Thank you for giving First Trust the opportunity to be a part of your investment plan. We value the relationship and will continue to focus on our disciplined investment approach and long-term perspective to help investors reach their financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

FIRST TRUST SHORT DURATION HIGH INCOME FUND
"AT A GLANCE"
AS OF APRIL 30, 2015 (UNAUDITED)

-----------------------------------------------------------
FUND STATISTICS
-----------------------------------------------------------
FIRST TRUST SHORT DURATION HIGH                 NET ASSET
   INCOME FUND                                 VALUE (NAV)
-----------------------------------------------------------
Class A (FDHAX)                                  $20.61
Class C (FDHCX)                                  $20.60
Class I (FDHIX)                                  $20.61
-----------------------------------------------------------

-----------------------------------------------------------
                                              % OF TOTAL
CREDIT QUALITY(1)                             INVESTMENTS
-----------------------------------------------------------
BBB                                                1.8%
BBB-                                               0.1
BB+                                                2.8
BB                                                 6.2
BB-                                               13.6
B+                                                24.0
B                                                 24.4
B-                                                14.0
CCC+                                               9.8
CCC                                                1.5
NR                                                 1.0
Privately rated securities                         0.8
                                                -------
                                        Total    100.0%
                                                =======


-----------------------------------------------------------
                                              % OF TOTAL
TOP TEN ISSUERS                               INVESTMENTS
-----------------------------------------------------------
Level 3 Financing, Inc.                            2.2%
Caesars Growth Partners LLC                        2.1
Amaya Holdings B.V.                                2.0
InVentiv Health, Inc.                              2.0
Portillo's Holdings LLC                            2.0
Albertsons LLC                                     2.0
Charter Communications Operating LLC               1.9
BMC Software Finance, Inc.                         1.9
Dell, Inc.                                         1.8
Formula One (Delta 2 Lux S.A.R.L.)                 1.6
                                                -------
                                        Total     19.5%
                                                =======


-----------------------------------------------------------
                                              % OF TOTAL
INDUSTRY CLASSIFICATION                       INVESTMENTS
-----------------------------------------------------------
Hotels, Restaurants & Leisure                     11.6%
Media                                             11.3
Health Care Providers & Services                   8.1
Life Sciences Tools & Services                     6.2
Pharmaceuticals                                    5.9
Diversified Telecommunication Services             4.1
Food Products                                      3.7
Food & Staples Retailing                           3.7
Specialty Retail                                   3.6
Software                                           3.5
Health Care Equipment & Supplies                   3.2
Chemicals                                          2.5
Commercial Services & Supplies                     2.3
Aerospace & Defense                                2.1
Wireless Telecommunication Services                2.0
Oil, Gas & Consumable Fuels                        2.0
Professional Services                              2.0
Insurance                                          1.8
Technology Hardware, Storage & Peripherals         1.8
Auto Components                                    1.7
Diversified Consumer Services                      1.7
Building Products                                  1.6
Real Estate Management & Development               1.6
Containers & Packaging                             1.5
Diversified Financial Services                     1.4
Real Estate Investment Trusts                      1.3
Health Care Technology                             1.1
IT Services                                        1.1
Consumer Finance                                   0.8
Independent Power and Renewable Electricity
   Producers                                       0.8
Trading Companies & Distributors                   0.7
Semiconductors & Semiconductor Equipment           0.6
Road & Rail                                        0.6
Machinery                                          0.5
Electronic Equipment & Instruments                 0.5
Diversified Business Services                      0.5
Electric Utilities                                 0.3
Personal Products                                  0.2
Capital Markets                                    0.1
                                                -------
                                        Total    100.0%
                                                =======


--------------------------------------------------------------------------------
                                               CLASS         CLASS        CLASS
DIVIDEND DISTRIBUTIONS                      A SHARES       C SHARES     I SHARES
--------------------------------------------------------------------------------
Current Monthly Distribution per Share (2)   $0.0687       $0.0560      $0.0730
Current Distribution Rate on NAV (3)          4.00%         3.26%        4.25%


(1) The ratings are by Standard & Poor's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to its debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. "NR" indicates the issue is not rated. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not the Fund or its shares. Credit ratings are subject to change.

(2) Most recent distribution paid or declared through 4/30/2015. Subject to change in the future.

(3) Distribution rates are calculated by annualizing the most recent distribution paid or declared through the report date and then dividing by NAV as of 4/30/2015. Subject to change in the future.

NR    Not Rated

FIRST TRUST SHORT DURATION HIGH INCOME FUND
"AT A GLANCE" (CONTINUED)
AS OF APRIL 30, 2015 (UNAUDITED)

          -----------------------------------------------------------
                      PERFORMANCE OF A $10,000 INVESTMENT
          -----------------------------------------------------------
          This chart compares your Fund's Class I performance to that of the BofA Merrill Lynch US High Yield Constrained Index, the S&P/LSTA Leveraged Loan Index and the Blended Index(a) from 11/1/2012 through 4/30/2015.

           First Trust Short
             Duration High                          BofA Merrill Lynch             S&P/LSTA
             Income Fund -         Blended           U.S. High Yield            Leveraged Loan
            Class I Shares      Benchmark (a)   Constrained Index ("HUC0")     Index ("SPBDAL")

11/1/12        $10,000            $10,000               $10,000                   $10,000
4/30/13         10,613             10,548                10,713                    10,384
10/31/13        10,811             10,705                10,869                    10,542
4/30/14         11,037             11,082                11,386                    10,783
10/31/14        11,178             11,198                11,504                    10,896
4/30/15         11,460             11,411                11,679                    11,144

(a) The Blended Index return is a 50/50 split between the BofA Merrill Lynch US High Yield Constrained Index and the S&P/LSTA Leveraged Loan Index returns.

-----------------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF APRIL 30, 2015
-----------------------------------------------------------------------------------------------------------------------------
                                A SHARES               C SHARES                I SHARES         BLENDED
                           Inception 11/1/2012    Inception 11/1/2012     Inception 11/1/2012    INDEX*     HUC0*    SPBDAL*
-----------------------------------------------------------------------------------------------------------------------------
                                                              W/MAX
                                                              1.00%
                                       W/MAX                CONTINGENT
                             W/O       3.50%        W/O      DEFERRED             W/O             W/O        W/O       W/O
AVERAGE ANNUAL TOTAL        SALES      SALES       SALES      SALES              SALES           SALES      SALES     SALES
RETURNS                    CHARGES     CHARGE     CHARGES     CHARGE            CHARGES         CHARGES    CHARGES   CHARGES

6 Months                   2.39%      -1.17%       2.07%      1.07%              2.52%           1.90%      1.52%     2.28%
1 Year                     3.58%      -0.05%       2.86%      1.86%              3.84%           2.98%      2.58%     3.36%
Since Inception            5.37%       3.86%       4.59%      4.59%              5.62%           5.44%      6.43%     4.44%

30-Day SEC Yield(1)              4.19%                   3.58%                   4.59%            N/A        N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------

* Since inception return is based on inception date of the Fund.

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that the shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor. An index is a statistical composite that tracks a specific financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

Performance of share classes will vary due to differences in sales charges and expenses. Total returns with sales charges include payment of the maximum sales charge of 3.50% for Class A Shares, a contingent deferred sales charge ("CDSC") of 1.00% for Class C Shares in year one and 12b-1 service fees of 0.25% per year of average daily net assets for Class A Shares and combined Rule 12b-1 distribution and service fees of up to 1.00% per year of average daily net assets for Class C Shares. Class I Shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

(1) 30-day SEC yield is calculated by dividing the net investment income per share earned during the most recent 30-day period by the maximum offering price per share on the last day of the period. The reported SEC yields are subsidized. The subsidized yields reflect the waiver and/or a reimbursement of Fund expenses, which has the effect of lowering the Fund's expense ratio and generating a higher yield.

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                  FIRST TRUST SHORT DURATION HIGH INCOME FUND
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2015

                               INVESTMENT MANAGER

The First Trust Leveraged Finance Team is comprised of twelve experienced investment professionals specializing in below investment grade securities. The team is comprised of portfolio management, research, trading and operations. As of April 30, 2015, the First Trust Leveraged Finance Team managed or supervised approximately $1.61 billion in senior secured bank loans and high-yield bonds. These assets are managed across various strategies, including a closed-end fund, an open-end fund, four exchange-traded funds and a series of unit investment trusts on behalf of retail and institutional clients.

                           PORTFOLIO MANAGEMENT TEAM

WILLIAM HOUSEY, CFA - SENIOR VICE PRESIDENT, SENIOR PORTFOLIO MANAGER SCOTT D. FRIES, CFA - SENIOR VICE PRESIDENT, PORTFOLIO MANAGER
PETER FASONE, CFA - VICE PRESIDENT, PORTFOLIO MANAGER

FIRST TRUST SHORT DURATION HIGH INCOME FUND
UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2015 (UNAUDITED)


As a shareholder of the First Trust Short Duration High Income Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A Shares and contingent deferred sales charges on the lesser of purchase price or redemption proceeds of Class C Shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2015.

ACTUAL EXPENSES

The first three columns of the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the third column under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The next three columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

             --------------------------------------------------------------------------------------------------------
                                                                           HYPOTHETICAL
                           ACTUAL EXPENSES                          (5% RETURN BEFORE EXPENSES)
             ---------------------------------------------   -------------------------------------------
               BEGINNING       ENDING       EXPENSES PAID    BEGINNING        ENDING      EXPENSES PAID
                ACCOUNT        ACCOUNT      DURING PERIOD     ACCOUNT        ACCOUNT      DURING PERIOD   ANNUALIZED
                 VALUE          VALUE        11/1/2014 -       VALUE          VALUE        11/1/2014 -      EXPENSE
               11/1/2014      4/30/2015     4/30/2015 (a)    11/1/2014       4/30/2015    4/30/2015 (a)    RATIOS (b)
             --------------------------------------------------------------------------------------------------------

Class A      $  1,000.00    $  1,023.90      $   6.27      $  1,000.00      $  1,018.60     $   6.26         1.25%
Class C         1,000.00       1,020.70         10.02         1,000.00         1,014.88         9.99         2.00
Class I         1,000.00       1,025.20          5.02         1,000.00         1,019.84         5.01         1.00

(a) Expenses are equal to the annualized expense ratios as indicated in the table, multiplied by the average account value over the period (November 1, 2014 through April 30, 2015), multiplied by 181/365 (to reflect the six-month period).

(b)   These expense ratios reflect expense caps.

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 2015 (UNAUDITED)

  PRINCIPAL                                                                             STATED
    VALUE                           DESCRIPTION                          RATE (a)     MATURITY (b)      VALUE
-------------  -------------------------------------------------------  ----------   -------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS - 59.8%

               AEROSPACE & DEFENSE - 0.2%
$     184,462  DynCorp International, Inc., Term Loan.................     6.25%        07/07/16    $      183,387
      200,000  Science Applications International Corp. (SAIC),
                  Term Loan B.........................................     3.75%        04/30/22           200,916
                                                                                                    --------------
                                                                                                           384,303
                                                                                                    --------------
               AGRICULTURAL PRODUCTS - 0.4%
      686,741  Jimmy Sanders (Pinnacle Operating Corp.), Term B
                  Loan Refinancing (First Lien).......................     4.75%        11/15/18           687,599
                                                                                                    --------------
               APPAREL RETAIL - 0.5%
      397,000  J.C. Penney Corp., Inc., Term Loan.....................     5.00%        06/20/19           394,662
      493,764  Neiman Marcus Group, Inc., The, Other Term Loan........     4.25%        10/25/20           494,731
                                                                                                    --------------
                                                                                                           889,393
                                                                                                    --------------
               APPLICATION SOFTWARE - 0.1%
       23,553  Mitchell International, Inc., Initial Term Loan........     4.50%        10/13/20            23,612
      232,985  Triple Point Technologies, Inc., Term Loan B...........     5.25%        07/10/20           212,599
                                                                                                    --------------
                                                                                                           236,211
                                                                                                    --------------
               ASSET MANAGEMENT & CUSTODY BANKS - 0.1%
      123,125  Guggenheim Partners Investment Management
                  Holdings LLC, Initial Term Loan.....................     4.25%        07/22/20           124,048
                                                                                                    --------------
               AUTO PARTS & EQUIPMENT - 1.4%
       78,229  Affinia Group, Inc., Tranche B-2 Term Loan.............     4.75%        04/27/20            78,376
    1,074,600  Gates Global LLC, Initial Dollar Term Loan.............     4.25%        07/06/21         1,074,600
      393,074  Metaldyne Performance Group (MPG Holdco I, Inc.),
                  Initial Term Loan...................................     4.25%        10/20/21           393,074
      244,375  Remy International, Inc., Term B Loan 2013.............     4.25%        03/05/20           245,597
      456,688  Tower Automotive Holdings USA LLC, Initial Term
                  Loan (2014).........................................     4.00%        04/23/20           456,117
                                                                                                    --------------
                                                                                                         2,247,764
                                                                                                    --------------
               BROADCASTING - 2.1%
      149,362  Clear Channel Communications, Inc., Tranche D
                  Term Loan...........................................     6.93%        01/30/19           142,827
    1,700,000  Clear Channel Communications, Inc., Tranche E
                  Term Loan...........................................     7.68%        07/30/19         1,646,875
       46,192  Cumulus Media Holdings, Inc., Term Loan................     4.25%        12/23/20            45,615
      624,372  Hubbard Radio LLC, Tranche 1 Term Loan.................     4.50%        04/29/19           625,153
      391,770  Media General, Inc., Term Loan B2......................     4.25%        07/03/20           394,402
      489,906  Univision Communications, Inc., 2013 Incremental
                  Term Loan...........................................     4.00%        03/01/20           490,058
                                                                                                    --------------
                                                                                                         3,344,930
                                                                                                    --------------
               BUILDING PRODUCTS - 0.5%
      638,597  Apex Tool Group LLC, Term Loan.........................     4.50%        01/31/20           637,402
      166,823  Unifrax Holding Co., New Term Dollar Loan..............     4.25%        11/28/18           166,156
                                                                                                    --------------
                                                                                                           803,558
                                                                                                    --------------


Page 6                  See Notes to Financial Statements

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2015 (UNAUDITED)

  PRINCIPAL                                                                             STATED
    VALUE                           DESCRIPTION                          RATE (a)     MATURITY (b)      VALUE
-------------  -------------------------------------------------------  ----------   -------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

               CASINOS & GAMING - 4.7%
$     750,000  Amaya Holdings B.V., 2nd Lien TL.......................     8.00%        07/31/22    $      756,795
    2,487,500  Amaya Holdings B.V., Initial Term B Loan
                  (First Lien)........................................     5.00%        08/01/21         2,489,067
    3,320,908  Caesars Growth Partners LLC, Term B Loan
                  (First Lien)........................................     6.25%        05/08/21         2,967,231
      259,790  CityCenter Holdings LLC, Term B Loan...................     4.25%        10/16/20           261,414
      256,674  ROC Finance LLC, Funded Term B Loan....................     5.00%        06/20/19           253,894
      934,465  Station Casinos, Inc., B Term Loan.....................     4.25%        03/02/20           939,661
                                                                                                    --------------
                                                                                                         7,668,062
                                                                                                    --------------
               COAL & CONSUMABLE FUELS - 0.2%
      391,463  Arch Coal, Inc., Term Loan.............................     6.25%        05/16/18           291,037
                                                                                                    --------------
               COMPUTER HARDWARE - 1.7%
    2,811,570  Dell, Inc., Term B Loan................................     4.50%        04/29/20         2,821,466
                                                                                                    --------------
               CONSTRUCTION MACHINERY & HEAVY TRUCKS - 0.1%
      115,518  Navistar, Inc., Tranche B Term Loan....................     5.75%        08/17/17           116,024
                                                                                                    --------------
               CONSUMER FINANCE - 0.8%
      342,919  Altisource Solutions S.A.R.L., Term B Loan.............     4.50%        12/09/20           290,624
    1,075,995  Walter Investment Management Corp., Tranche B
                  Term Loan...........................................     4.75%        12/18/20         1,026,682
                                                                                                    --------------
                                                                                                         1,317,306
                                                                                                    --------------
               DATA PROCESSING & OUTSOURCED SERVICES - 1.0%
    1,116,563  Interactive Data Corp., Term Loan......................     4.75%        05/02/21         1,123,195
      495,000  Sungard Availability Services Capital, Inc., Term
                  Loan B..............................................     6.00%        03/29/19           450,762
                                                                                                    --------------
                                                                                                         1,573,957
                                                                                                    --------------
               DIVERSIFIED CHEMICALS - 0.1%
      200,000  Ineos US Finance LLC, 2022 Dollar Term Loan............     4.25%        03/31/22           201,126
                                                                                                    --------------
               DIVERSIFIED SUPPORT SERVICES - 0.6%
    1,015,714  SMG Holdings, Inc., Term Loan B........................     4.50%        02/27/20           996,741
                                                                                                    --------------
               EDUCATION SERVICES - 0.1%
      124,688  Bright Horizons Family Solutions, Inc., Term B-1
                  Loan................................................ 4.50%-5.75%      01/30/20           125,623
                                                                                                    --------------
               ELECTRIC UTILITIES - 0.3%
      100,000  TXU (Texas Competitive Electric Holdings Co. LLC),
                  2014 Term Loan (Non-Extending) (c) (d)..............     4.67%        10/10/14            61,056
      750,000  TXU (Texas Competitive Electric Holdings Co. LLC),
                  2017 Term Loan (Extending) (c) (d)..................     4.67%        10/10/17           463,635
                                                                                                    --------------
                                                                                                           524,691
                                                                                                    --------------
               ELECTRONIC EQUIPMENT & INSTRUMENT - 0.5%
      732,955  Zebra Technologies Corp., Term Loan B..................     4.75%        10/27/21           741,200
                                                                                                    --------------


                        See Notes to Financial Statements                 Page 7

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2015 (UNAUDITED)

  PRINCIPAL                                                                             STATED
    VALUE                           DESCRIPTION                          RATE (a)     MATURITY (b)      VALUE
-------------  -------------------------------------------------------  ----------   -------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

               ENVIRONMENTAL & FACILITIES SERVICES - 1.1%
$     946,250  ServiceMaster Co., Initial Term Loan...................     4.25%        07/01/21    $      948,956
      790,000  WTG Holdings III Corp. (EWT Holdings III Corp.),
                  Term Loan (First Lien)..............................     4.75%        01/15/21           793,950
                                                                                                    --------------
                                                                                                         1,742,906
                                                                                                    --------------
               HEALTH CARE EQUIPMENT - 1.0%
      430,010  Carestream Health, Inc. (Onex Carestream Finance
                  L.P.), Term Loan (First Lien 2013)..................     5.00%        06/07/19           433,923
       12,878  DJO Finance LLC (ReAble Therapeutics Finance
                  LLC), Delayed Draw Term Loan........................     4.25%        06/16/20            12,959
      647,122  DJO Finance LLC (ReAble Therapeutics Finance
                  LLC), Term Loan B...................................     4.25%        06/16/20           651,005
      540,777  Kinetic Concepts, Inc., Dollar Term E-1 Loan...........     4.50%        05/04/18           545,509
                                                                                                    --------------
                                                                                                         1,643,396
                                                                                                    --------------
               HEALTH CARE FACILITIES - 2.3%
    1,100,000  21st Century Oncology, Inc., Term Loan B...............     6.25%        04/30/22         1,094,500
      206,379  Acadia Healthcare Co., Inc., Tranche B Term Loan.......     4.25%        02/11/22           208,530
      132,998  Kindred Healthcare, Inc., New Term Loan................     4.25%        04/09/21           133,871
      798,000  Surgery Centers Holdings, Inc., Initial Term Loan
                  (First Lien)........................................     5.25%        11/03/20           803,985
      333,333  Surgical Care Affiliates LLC, Initial Term Loan........     4.25%        03/17/22           334,133
      285,714  Tenet Healthcare Corp., Secured Bridge (e).............     5.25%        04/01/23           284,643
      857,143  Tenet Healthcare Corp., Unsecured Bridge Loan (e)......     6.75%        04/01/24           852,857
       48,755  United Surgical Partners International, Inc., New
                  Tranche B Term Loan.................................     4.75%        04/03/19            48,755
                                                                                                    --------------
                                                                                                         3,761,274
                                                                                                    --------------
               HEALTH CARE SERVICES - 2.4%
      500,000  Air Medical Group Holdings, Inc., 1st Lien Term
                  Loan B..............................................     4.50%        04/01/22           499,465
      652,064  CareCore National LLC, Term Loan.......................     5.50%        03/05/21           657,365
    1,000,000  Curo Health Services Holdings, Inc., Term B Loan
                  (First Lien)........................................     6.50%        02/07/22         1,007,500
    1,327,290  Healogics, Inc., Initial Term Loan (First Lien)........     5.25%        07/01/21         1,334,763
      377,205  Heartland Dental Care LLC, Incremental Term Loan.......     5.50%        12/21/18           377,046
                                                                                                    --------------
                                                                                                         3,876,139
                                                                                                    --------------
               HEALTH CARE SUPPLIES - 0.2%
      374,243  Sage Products Holdings III LLC, Term Loan B............     5.00%        12/13/19           378,610
                                                                                                    --------------
               HEALTH CARE TECHNOLOGY - 1.1%
      595,500  Connolly Holdings, Inc., Initial Term Loan (First
                  Lien)...............................................     5.00%        05/14/21           599,037
       99,750  Healthport Technologies LLC (CT Technologies
                  Intermediate Holdings, Inc.), Initial Term Loan.....     6.00%        12/01/21           100,249
    1,036,185  Truven Health Analytics, Inc. (VCPH Holding Corp.),
                  Term Loan B.........................................     4.50%        05/31/19         1,036,620
                                                                                                    --------------
                                                                                                         1,735,906
                                                                                                    --------------


Page 8                  See Notes to Financial Statements

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2015 (UNAUDITED)

  PRINCIPAL                                                                             STATED
    VALUE                           DESCRIPTION                          RATE (a)     MATURITY (b)      VALUE
-------------  -------------------------------------------------------  ----------   -------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

               HOMEFURNISHING RETAIL - 0.7%
$   1,065,476  Serta Simmons Holdings LLC, Term Loan B................     4.25%        10/01/19    $    1,071,688
                                                                                                    --------------
               HOTELS, RESORTS & CRUISE LINES - 0.4%
      665,417  Extended Stay America (ESH Hospitality, Inc.),
                  Term Loan...........................................     5.00%        06/24/19           671,659
                                                                                                    --------------
               HYPERMARKETS & SUPER CENTERS - 3.4%
    3,122,667  Albertsons LLC, Term B-4 Loan..........................     5.50%        08/25/21         3,154,330
      232,246  BJ's Wholesale Club, Inc., 2013 (November)
                  Replacement Loan (Second Lien)......................     8.50%        03/26/20           234,618
    2,135,258  BJ's Wholesale Club, Inc., New 2013 (November)
                  Replacement Loan (First Lien).......................     4.50%        09/26/19         2,146,212
                                                                                                    --------------
                                                                                                         5,535,160
                                                                                                    --------------
               INDUSTRIAL MACHINERY - 0.4%
      579,147  Filtration Group Corp., Term Loan (First Lien).........     4.25%        11/20/20           582,396
                                                                                                    --------------
               INSURANCE BROKERS - 1.6%
      320,761  Amwins Group LLC, Term Loan B..........................     5.25%        09/06/19           323,513
      830,204  Confie Seguros Holding II Co., Term B Loan (First
                  Lien)...............................................     5.75%        11/09/18           830,893
      294,750  Cooper Gay Swett & Crawford Ltd., Term Loan
                  (First Lien)........................................     5.00%        04/16/20           280,013
    1,061,899  HUB International Ltd., Initial Term Loan (New)........     4.00%        10/02/20         1,058,586
       98,131  USI, Inc. (Compass Investors, Inc.), Initial Term
                  Loan................................................     4.25%        12/27/19            98,089
                                                                                                    --------------
                                                                                                         2,591,094
                                                                                                    --------------
               IT CONSULTING & OTHER SERVICES - 0.1%
      119,006  Sirius Computer Solutions, Inc. (SCS Holdings I,
                  Inc.), Term Loan B..................................     6.25%        12/07/18           120,197
                                                                                                    --------------
               LEISURE FACILITIES - 0.4%
      660,000  Planet Fitness Holdings LLC, Term Loan.................     4.75%        03/31/21           663,300
                                                                                                    --------------
               LIFE SCIENCES TOOLS & SERVICES - 4.0%
      638,568  Immucor, Inc, Term B-2 Loan............................     5.00%        08/19/18           640,765
    1,296,750  INC Research LLC, Term Loan............................     4.50%        11/15/21         1,295,674
    2,350,317  InVentiv Health, Inc., Term B-4 Loan...................     7.75%        05/15/18         2,351,304
      794,000  Millennium Laboratories LLC, Tranche B Term
                  Loan................................................     5.25%        04/16/21           647,110
    1,075,208  Ortho-Clinical Diagnostics, Inc., Initial Term Loan....     4.75%        06/30/21         1,071,445
      497,500  Sterigenics International (STHI Intermediate Holding
                  Corp.), Initial Term Loan...........................     4.50%        08/06/21           496,669
                                                                                                    --------------
                                                                                                         6,502,967
                                                                                                    --------------
               METAL & GLASS CONTAINERS - 0.8%
      247,500  Ardagh Holdings USA, Inc. (Ardagh Packaging
                  Finance S.A.), New Term Loan........................     4.00%        12/17/19           248,552
      612,308  Berlin Packaging LLC, Initial Term Loan (First
                  Lien)...............................................     4.50%        10/01/21           615,945


                        See Notes to Financial Statements                 Page 9

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2015 (UNAUDITED)

  PRINCIPAL                                                                             STATED
    VALUE                           DESCRIPTION                          RATE (a)     MATURITY (b)      VALUE
-------------  -------------------------------------------------------  ----------   -------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

               METAL & GLASS CONTAINERS (CONTINUED)
$     298,500  Mauser Holdings GmBH (CD&R Millennium Holdco 6
                  S.A.R.L.), Initial Dollar Term Loan (First Lien)....     4.50%        07/31/21    $      298,625
      157,895  PODS, Inc., Initial Term Loan (First Lien).............     5.25%        02/02/22           159,671
                                                                                                    --------------
                                                                                                         1,322,793
                                                                                                    --------------
               MOVIES & ENTERTAINMENT - 1.9%
      399,000  Creative Artists Agency LLC (CAA Holdings LLC),
                  Initial Term Loan...................................     5.50%        12/17/21           402,743
    2,494,987  Formula One (Delta 2 Lux S.A.R.L.), Facility B3
                  (USD)...............................................     4.75%        07/30/21         2,496,958
      247,156  WME IMG Worldwide, Inc., Term Loan (First
                  Lien)...............................................     5.25%        05/06/21           247,465
                                                                                                    --------------
                                                                                                         3,147,166
                                                                                                    --------------
               OIL & GAS EXPLORATION & PRODUCTION - 0.4%
      400,000  American Energy Marcellus Holdings LLC, Initial
                  Loan (First Lien)...................................     5.25%        08/04/20           329,332
      472,222  American Energy Marcellus Holdings LLC, Initial
                  Loan (Second Lien)..................................     8.50%        08/04/21           340,298
                                                                                                    --------------
                                                                                                           669,630
                                                                                                    --------------
               OTHER DIVERSIFIED FINANCIAL SERVICES - 1.2%
    2,000,000  First Data Corp., 2021 New Dollar Term Loan............     4.18%        03/24/21         2,013,760
                                                                                                    --------------
               PACKAGED FOODS & MEATS - 2.3%
      948,628  Boulder Brands, Inc. (GFA Brands, Inc.), Term
                  Loan B (July 2014)..................................     4.50%        07/09/20           951,000
      580,806  Del Monte Foods, Inc., Initial Loan (First Lien).......     4.25%        02/18/21           557,940
    1,186,203  Ferrara Candy Co. (Candy Intermediate Holdings,
                  Inc.), Initial Term Loan............................     7.50%        06/06/18         1,184,720
    1,105,830  New HB Acquisition LLC, Term B Loan....................     6.75%        04/09/20         1,125,182
                                                                                                    --------------
                                                                                                         3,818,842
                                                                                                    --------------
               PAPER PACKAGING - 0.1%
      148,125  Exopack Holding Corp., Term Loan B.....................     5.25%        04/30/19           148,928
                                                                                                    --------------
               PERSONAL PRODUCTS - 0.2%
      338,542  Prestige Brands International, Inc., Term B-2 Loan.....     4.50%        09/03/21           339,706
                                                                                                    --------------
               PHARMACEUTICALS - 3.7%
      412,699  Akorn, Inc., Loan......................................     4.50%        04/16/21           412,959
      500,000  Amneal Pharmaceuticals LLC, Second Incremental
                  Term Loan...........................................     4.50%        11/01/19           501,875
      793,634  Amneal Pharmaceuticals LLC, Term Loan B................     5.00%        11/01/19           798,594
    1,323,334  Catalent Pharma Solutions, Inc., Dollar Term Loan......     4.25%        05/20/21         1,334,172
      200,000  Concordia Healthcare Corp., Term Loan B................     4.75%        04/15/22           201,500
    1,453,471  Par Pharmaceutical Cos., Inc., Term B-2 Loan...........     4.00%        09/30/19         1,455,027
      595,500  Patheon, Inc. (JLL/Delta Dutch Newco B.V.), Initial
                  Dollar Term Loan....................................     4.25%        03/11/21           595,393
      750,000  Valeant Pharmaceuticals International, Inc., Series F-1
                  Tranche B Term Loan.................................     4.00%        04/01/22           754,860
                                                                                                    --------------
                                                                                                         6,054,380
                                                                                                    --------------


Page 10                 See Notes to Financial Statements

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2015 (UNAUDITED)

  PRINCIPAL                                                                             STATED
    VALUE                           DESCRIPTION                          RATE (a)     MATURITY (b)      VALUE
-------------  -------------------------------------------------------  ----------   -------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

               PROPERTY & CASUALTY INSURANCE - 0.7%
$     587,970  Cunningham Lindsey U.S., Inc., Initial Term Loan
                  (First Lien)........................................     5.00%        12/10/19    $      575,229
      600,000  Sedgwick Claims Management Services, Inc., Initial
                  Loan (Second Lien)..................................     6.75%        02/28/22           591,564
                                                                                                    --------------
                                                                                                         1,166,793
                                                                                                    --------------
               PUBLISHING - 1.0%
      346,500  Cengage Learning Acquisitions, Inc., Term Loan.........     7.00%        03/15/20           348,340
    1,237,500  Mergermarket USA, Inc., 2014 Incremental Term
                  Loan................................................     4.50%        02/04/21         1,211,203
                                                                                                    --------------
                                                                                                         1,559,543
                                                                                                    --------------
               REAL ESTATE OPERATING COMPANIES - 0.9%
    1,500,000  ClubCorp Club Operations, Inc., Term Loan B
                  (September 2014)....................................     4.50%        09/24/20         1,509,375
                                                                                                    --------------
               RESEARCH & CONSULTING SERVICES - 1.9%
    1,526,175  Acosta, Inc., Term Loan B..............................     4.25%        09/26/21         1,542,704
    1,145,573  Advantage Sales & Marketing, Inc., Initial Term
                  Loan (First Lien)...................................     4.25%        07/23/21         1,149,009
      410,470  Information Resources, Inc., Term Loan.................     4.75%        09/30/20           412,863
                                                                                                    --------------
                                                                                                         3,104,576
                                                                                                    --------------
               RESTAURANTS - 2.2%
       50,000  Focus Brands, Inc., Term Loan (Second Lien)............    10.25%        08/21/18            50,250
    1,000,000  Portillo's Holdings LLC, Second Lien Term Loan.........     8.00%        08/15/22           998,750
    2,155,833  Portillo's Holdings LLC, Term B Loan (First Lien)......     4.75%        08/02/21         2,157,191
      426,429  Red Lobster Management LLC, Initial Term Loan
                  (First Lien)........................................     6.25%        07/28/21           429,981
                                                                                                    --------------
                                                                                                         3,636,172
                                                                                                    --------------
               RETAIL REITS - 0.1%
      200,000  Capital Automotive LLC, Term Loan (Second
                  Lien)...............................................     6.00%        04/30/20           204,000
                                                                                                    --------------
               SECURITY & ALARM SERVICES - 0.1%
       30,097  Garda World Security Corp., Term B Delayed Draw
                  Loan................................................     4.00%        11/06/20            30,013
      117,653  Garda World Security Corp., Term Loan B................     4.00%        10/18/20           117,322
                                                                                                    --------------
                                                                                                           147,335
                                                                                                    --------------
               SEMICONDUCTORS - 0.6%
      738,773  Freescale Semiconductor, Inc., Tranche B-4 Term
                  Loan................................................     4.25%        02/28/20           741,544
      236,400  Freescale Semiconductor, Inc., Tranche B5 Term
                  Loan................................................     5.00%        01/15/21           238,322
                                                                                                    --------------
                                                                                                           979,866
                                                                                                    --------------
               SPECIALIZED CONSUMER SERVICES - 1.2%
    1,501,378  Asurion LLC, Incremental Tranche B-1 Term Loan.........     5.00%        05/24/19         1,508,615
      352,941  Asurion LLC, Term Loan (Second Lien)...................     8.50%        03/03/21           357,706
      149,625  PSSI (Packers Holdings LLC), Term Loan B...............     5.00%        12/02/21           150,934
                                                                                                    --------------
                                                                                                         2,017,255
                                                                                                    --------------


                        See Notes to Financial Statements                Page 11

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2015 (UNAUDITED)

  PRINCIPAL                                                                             STATED
    VALUE                           DESCRIPTION                          RATE (a)     MATURITY (b)      VALUE
-------------  -------------------------------------------------------  ----------   -------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

               SPECIALIZED FINANCE - 0.5%
$     737,514  Duff & Phelps Corp., Initial Term Loan.................     4.50%        04/23/20    $      738,436
                                                                                                    --------------
               SPECIALIZED REITS - 0.4%
      700,000  Communication Sales & Leasing, Inc., Term Loan B
                  1st Lien............................................     5.00%        10/14/22           698,250
                                                                                                    --------------
               SPECIALTY CHEMICALS - 1.2%
       61,329  A.I. Chem (Allnex (Luxembourg) & Cy S.C.A.),
                  Tranche B-1 Term Loan...............................     4.50%        10/03/19            61,712
       31,821  A.I. Chem (Allnex (Luxembourg) & Cy S.C.A.),
                  Tranche B-2 Term Loan...............................     4.50%        10/03/19            32,019
      155,172  ANGUS Chemicals Co. (Aruba Investments, Inc.),
                  Initial USD Term Loan...............................     5.25%        02/02/22           156,530
      398,000  Emerald Performance Materials LLC, Initial Term
                  Loan (First Lien)...................................     4.50%        07/30/21           399,194
      207,006  NuSil Technology LLC, Term Loan........................     5.25%        04/07/17           205,505
      110,833  Platform Specialty Products Corp. (fka: Macdermid,
                  Inc.), Tranche B-2 Term Loan........................     4.75%        06/07/20           112,012
      433,060  Polymer Group, Inc., Initial Loan......................     5.25%        12/19/19           435,585
      400,000  SIG Combibloc Group, Initial Dollar Term Loan..........     5.25%        03/11/22           404,332
      100,000  Trinseo Materials Operating S.C.A., Term Loan B........     4.25%        10/13/21           100,406
                                                                                                    --------------
                                                                                                         1,907,295
                                                                                                    --------------
               SPECIALTY STORES - 1.7%
      600,000  Dollar Tree, Inc., Initial Term B Loan.................     4.25%        03/09/22           607,428
      900,000  PetSmart, Inc., Term Loan..............................     5.00%        03/11/22           910,647
      223,214  Toys "R" US-Delaware, Inc., Canadian FILO TL...........     8.25%        10/24/19           220,982
      276,786  Toys "R" US-Delaware, Inc., FILO Term Loan.............     8.25%        10/24/19           274,018
      280,804  Toys "R" US-Delaware, Inc., Term B-2 Loan..............     5.25%        05/25/18           222,035
      510,634  Toys "R" US-Delaware, Inc., Term B4 Loan...............     9.75%        04/25/20           478,847
                                                                                                    --------------
                                                                                                         2,713,957
                                                                                                    --------------
               SYSTEMS SOFTWARE - 2.1%
      185,737  Applied Systems, Inc., Initial Term Loan (First
                  Lien)...............................................     5.50%        01/25/21           186,135
      220,564  Applied Systems, Inc., Initial Term Loan (Second
                  Lien)...............................................     7.50%        01/24/22           221,805
    2,254,295  BMC Software Finance, Inc., Initial US Term Loan.......     5.00%        09/10/20         2,216,536
      740,625  Compuware Corp., Term Loan B...........................     6.25%        12/31/19           727,975
                                                                                                    --------------
                                                                                                         3,352,451
                                                                                                    --------------
               TRUCKING - 0.1%
      147,000  SIRVA Worldwide, Inc., Loan............................     7.50%        03/27/19           147,000
                                                                                                    --------------
               WIRELESS TELECOMMUNICATION SERVICES - 0.0%
       79,063  Lightower Fiber Networks (LTS Buyer LLC or Sidera
                  Networks, Inc.), Term Loan (Second Lien)............     8.00%        04/12/21            78,930
                                                                                                    --------------
               TOTAL SENIOR FLOATING-RATE LOAN INTERESTS..........................................      97,448,170
               (Cost $98,135,202)                                                                   --------------


Page 12                See Notes to Financial Statements

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2015 (UNAUDITED)

  PRINCIPAL                                                               STATED        STATED
    VALUE                            DESCRIPTION                          COUPON       MATURITY          VALUE
-------------  -------------------------------------------------------  ----------   -------------  --------------
CORPORATE BONDS AND NOTES - 30.1%

               AEROSPACE & DEFENSE - 1.0%
$   1,500,000  DigitalGlobe, Inc. (f).................................     5.25%        02/01/21    $    1,518,750
      100,000  Aerojet Rocketdyne Holdings, Inc.......................     7.13%        03/15/21           107,750
                                                                                                    --------------
                                                                                                         1,626,500
                                                                                                    --------------
               AGRICULTURAL PRODUCTS - 0.4%
      455,000  Darling Ingredients, Inc...............................     5.38%        01/15/22           464,669
      125,000  Pinnacle Operating Corp. (f)...........................     9.00%        11/15/20           126,875
                                                                                                    --------------
                                                                                                           591,544
                                                                                                    --------------
               ALTERNATIVE CARRIERS - 2.2%
      500,000  Level 3 Communications, Inc............................     5.75%        12/01/22           514,060
    1,500,000  Level 3 Financing, Inc.................................     5.38%        08/15/22         1,537,500
    1,500,000  Level 3 Financing, Inc. (f)............................     5.13%        05/01/23         1,498,125
                                                                                                    --------------
                                                                                                         3,549,685
                                                                                                    --------------
               APPLICATION SOFTWARE - 0.7%
       62,000  Audatex North America, Inc. (f)........................     6.00%        06/15/21            64,266
       63,000  Audatex North America, Inc. (f)........................     6.13%        11/01/23            65,914
    1,000,000  Infor Software Parent LLC/Infor Software Parent,
                  Inc. (f) (g)........................................     7.13%        05/01/21         1,006,250
                                                                                                    --------------
                                                                                                         1,136,430
                                                                                                    --------------
               AUTO PARTS & EQUIPMENT - 0.3%
      250,000  American Axle & Manufacturing, Inc.....................     6.25%        03/15/21           264,375
      250,000  MPG Holdco I, Inc. (f).................................     7.38%        10/15/22           267,500
                                                                                                    --------------
                                                                                                           531,875
                                                                                                    --------------
               BROADCASTING - 2.2%
    1,000,000  Gray Television, Inc...................................     7.50%        10/01/20         1,067,500
      375,000  LIN Television Corp. (f)...............................     5.88%        11/15/22           387,187
      188,000  Nexstar Broadcasting, Inc..............................     6.88%        11/15/20           200,220
      100,000  Nexstar Broadcasting, Inc. (f).........................     6.13%        02/15/22           104,000
      250,000  Sinclair Television Group, Inc.........................     6.38%        11/01/21           265,625
      500,000  Sinclair Television Group, Inc.........................     6.13%        10/01/22           530,000
    1,000,000  Sinclair Television Group, Inc. (f)....................     5.63%        08/01/24         1,022,500
                                                                                                    --------------
                                                                                                         3,577,032
                                                                                                    --------------
               BUILDING PRODUCTS - 0.4%
      125,000  American Builders & Contractors Supply Co.,
                  Inc. (f)............................................     5.63%        04/15/21           129,375
      500,000  Hillman Group (The), Inc. (f)..........................     6.38%        07/15/22           502,500
                                                                                                    --------------
                                                                                                           631,875
                                                                                                    --------------
               CABLE & SATELLITE - 3.1%
    3,000,000  CCO Holdings LLC/CCO Holdings Capital Corp.............     5.75%        01/15/24         3,045,000
    1,000,000  Cequel Communications Holdings I LLC/Cequel
                  Capital Corp. (f)...................................     5.13%        12/15/21         1,005,200
    1,000,000  Dish DBS Corp..........................................     5.88%        11/15/24           987,500
                                                                                                    --------------
                                                                                                         5,037,700
                                                                                                    --------------


                        See Notes to Financial Statements                Page 13

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2015 (UNAUDITED)

  PRINCIPAL                                                               STATED        STATED
    VALUE                            DESCRIPTION                          COUPON       MATURITY          VALUE
-------------  -------------------------------------------------------  ----------   -------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

               CASINOS & GAMING - 1.9%
$     550,000  Caesars Growth Properties Holdings LLC/Caesars
                  Growth Properties Finance, Inc. (f).................     9.38%        05/01/22    $      440,000
       50,000  MGM Resorts International..............................     8.63%        02/01/19            57,812
    1,850,000  MGM Resorts International..............................     7.75%        03/15/22         2,085,875
      500,000  Station Casinos LLC....................................     7.50%        03/01/21           541,250
                                                                                                    --------------
                                                                                                         3,124,937
                                                                                                    --------------
               CONSTRUCTION MACHINERY & HEAVY TRUCKS - 0.0%
       50,000  Oshkosh Corp...........................................     5.38%        03/01/22            52,375
                                                                                                    --------------
               FOOD DISTRIBUTORS - 0.2%
      312,000  KeHE Distributors LLC/KeHE Finance Corp. (f)...........     7.63%        08/15/21           331,500
                                                                                                    --------------
               HEALTH CARE EQUIPMENT - 2.1%
      333,000  Alere, Inc.............................................     6.50%        06/15/20           348,817
      500,000  DJO Finance LLC/DJO Finance Corp.......................     8.75%        03/15/18           523,350
    1,050,000  DJO Finco, Inc./DJO Finance LLC/DJO Finance
                  Corp. (f)...........................................     8.13%        06/15/21         1,068,375
      400,000  Kinetic Concepts, Inc./KCI USA, Inc....................    10.50%        11/01/18           431,500
    1,000,000  Kinetic Concepts, Inc./KCI USA, Inc....................    12.50%        11/01/19         1,094,900
                                                                                                    --------------
                                                                                                         3,466,942
                                                                                                    --------------
               HEALTH CARE FACILITIES - 2.9%
      600,000  Amsurg Corp............................................     5.63%        07/15/22           612,120
    1,100,000  CHS/Community Health Systems, Inc......................     6.88%        02/01/22         1,172,875
      300,000  HealthSouth Corp.......................................     5.75%        11/01/24           318,000
      500,000  Kindred Healthcare, Inc................................     6.38%        04/15/22           517,500
    1,500,000  Select Medical Corp....................................     6.38%        06/01/21         1,500,900
      400,000  Surgical Care Affiliates, Inc. (f).....................     6.00%        04/01/23           411,000
      250,000  Vantage Oncology LLC/Vantage Oncology Finance
                  Co. (f).............................................     9.50%        06/15/17           248,750
                                                                                                    --------------
                                                                                                         4,781,145
                                                                                                    --------------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.7%
      650,000  Dynegy, Inc. (f).......................................     7.63%        11/01/24           702,000
      500,000  NRG Energy, Inc........................................     6.25%        07/15/22           521,250
                                                                                                    --------------
                                                                                                         1,223,250
                                                                                                    --------------
               INTEGRATED TELECOMMUNICATION SERVICES - 0.6%
      110,000  Frontier Communications Corp...........................     6.25%        09/15/21           109,450
      250,000  Frontier Communications Corp...........................     8.75%        04/15/22           275,000
      500,000  Windstream Services LLC................................     7.75%        10/15/20           516,250
                                                                                                    --------------
                                                                                                           900,700
                                                                                                    --------------
               LEISURE FACILITIES - 0.8%
    1,200,000  Six Flags Entertainment Corp. (f)......................     5.25%        01/15/21         1,245,000
                                                                                                    --------------
               LIFE SCIENCES TOOLS & SERVICES - 2.0%
    1,500,000  Crimson Merger Sub, Inc. (f)...........................     6.63%        05/15/22         1,335,000
    1,000,000  Immucor, Inc...........................................    11.13%        08/15/19         1,080,000
      500,000  inVentiv Health, Inc. (f)..............................    11.00%        08/15/18           481,250


Page 14                 See Notes to Financial Statements

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2015 (UNAUDITED)

  PRINCIPAL                                                               STATED        STATED
    VALUE                            DESCRIPTION                          COUPON       MATURITY          VALUE
-------------  -------------------------------------------------------  ----------   -------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

               LIFE SCIENCES TOOLS & SERVICES (CONTINUED)
$     250,000  inVentiv Health, Inc. (f)..............................    11.00%        08/15/18    $      240,000
      153,700  inVentiv Health, Inc. (f) (h)..........................    10.00%        08/15/18           157,927
                                                                                                    --------------
                                                                                                         3,294,177
                                                                                                    --------------
               MOVIES & ENTERTAINMENT - 0.1%
      125,000  Cinemark USA, Inc......................................     4.88%        06/01/23           127,025
                                                                                                    --------------
               OFFICE REITS - 0.2%
      375,000  DuPont Fabros Technology L.P...........................     5.88%        09/15/21           390,469
                                                                                                    --------------
               OIL & GAS EXPLORATION & PRODUCTION - 0.7%
      500,000  American Energy-Permian Basin LLC/AEPB Finance
                  Corp. (f)...........................................     7.13%        11/01/20           370,000
      125,000  American Energy-Permian Basin LLC/AEPB Finance
                  Corp. (f)...........................................     7.38%        11/01/21            92,813
      500,000  Rice Energy, Inc.......................................     6.25%        05/01/22           505,000
      125,000  Sanchez Energy Corp....................................     6.13%        01/15/23           123,125
                                                                                                    --------------
                                                                                                         1,090,938
                                                                                                    --------------
               OIL & GAS REFINING & MARKETING - 0.2%
      250,000  CITGO Petroleum Corp. (f)..............................     6.25%        08/15/22           245,625
       62,500  Murphy Oil USA, Inc....................................     6.00%        08/15/23            67,250
                                                                                                    --------------
                                                                                                           312,875
                                                                                                    --------------
               OIL & GAS STORAGE & TRANSPORTATION - 0.5%
      575,000  Crestwood Midstream Partners L.P./Crestwood
                  Midstream Finance Corp..............................     6.13%        03/01/22           596,563
      188,000  Summit Midstream Holdings LLC/Summit
                  Midstream Finance Corp..............................     5.50%        08/15/22           180,480
                                                                                                    --------------
                                                                                                           777,043
                                                                                                    --------------
               PACKAGED FOODS & MEATS - 0.5%
      692,000  JBS USA LLC/JBS USA Finance, Inc. (f)..................     5.88%        07/15/24           707,570
      150,000  Pilgrim's Pride Corp. (f)..............................     5.75%        03/15/25           154,125
                                                                                                    --------------
                                                                                                           861,695
                                                                                                    --------------
               PHARMACEUTICALS - 0.4%
      115,000  Endo Finance LLC/Endo Ltd./Endo Finco, Inc. (f)........     6.00%        02/01/25           118,522
      500,000  Par Pharmaceutical Cos., Inc...........................     7.38%        10/15/20           536,875
                                                                                                    --------------
                                                                                                           655,397
                                                                                                    --------------
               REAL ESTATE DEVELOPMENT - 0.6%
    1,000,000  TRI Pointe Holdings, Inc. (f)..........................     5.88%        06/15/24           990,000
                                                                                                    --------------
               RESEARCH & CONSULTING SERVICES - 0.1%
      125,000  Nielsen Finance LLC/Nielsen Finance Co. (f)............     5.00%        04/15/22           126,156
                                                                                                    --------------
               RESTAURANTS - 0.2%
      300,000  Seminole Hard Rock Entertainment, Inc./Seminole
                  Hard Rock International LLC (f).....................     5.88%        05/15/21           304,500
                                                                                                    --------------


                        See Notes to Financial Statements                Page 15

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2015 (UNAUDITED)

  PRINCIPAL                                                               STATED        STATED
    VALUE                            DESCRIPTION                          COUPON       MATURITY          VALUE
-------------  -------------------------------------------------------  ----------   -------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

               SPECIALIZED REITS - 0.5%
$     500,000  Geo Group (The), Inc...................................     5.88%        01/15/22    $      533,750
      250,000  Geo Group (The), Inc...................................     5.88%        10/15/24           266,875
                                                                                                    --------------
                                                                                                           800,625
                                                                                                    --------------
               SPECIALTY CHEMICALS - 0.5%
      900,000  Hexion, Inc............................................     6.63%        04/15/20           846,000
                                                                                                    --------------
               SPECIALTY STORES - 0.6%
      675,000  Argos Merger Sub, Inc. (f).............................     7.13%        03/15/23           710,437
      125,000  Family Tree Escrow LLC (f).............................     5.25%        03/01/20           131,563
      125,000  Family Tree Escrow LLC (f).............................     5.75%        03/01/23           131,875
                                                                                                    --------------
                                                                                                           973,875
                                                                                                    --------------
               SYSTEMS SOFTWARE - 0.5%
      375,000  BMC Software Finance, Inc. (f).........................     8.13%        07/15/21           345,938
      500,000  BMC Software, Inc......................................     7.25%        06/01/18           482,500
                                                                                                    --------------
                                                                                                           828,438
                                                                                                    --------------
               TRADING COMPANIES & DISTRIBUTORS - 0.7%
      600,000  BlueLine Rental Finance Corp. (f)......................     7.00%        02/01/19           615,060
      500,000  Vander Intermediate Holding II Corp. (f) (i)...........     9.75%        02/01/19           507,500
                                                                                                    --------------
                                                                                                         1,122,560
                                                                                                    --------------
               TRUCKING - 0.4%
      600,000  Avis Budget Car Rental LLC/Avis Budget Finance,
                  Inc. (f)............................................     5.13%        06/01/22           607,500
      125,000  Avis Budget Car Rental LLC/Avis Budget Finance,
                  Inc.................................................     5.50%        04/01/23           128,086
                                                                                                    --------------
                                                                                                           735,586
                                                                                                    --------------
               WIRELESS TELECOMMUNICATION SERVICES - 1.9%
      500,000  Sprint Communications, Inc.............................     7.00%        08/15/20           508,750
    1,350,000  Sprint Corp............................................     7.25%        09/15/21         1,358,438
      750,000  T-Mobile USA, Inc......................................     6.73%        04/28/22           793,125
      200,000  T-Mobile USA, Inc......................................     6.00%        03/01/23           204,310
      200,000  T-Mobile USA, Inc......................................     6.63%        04/01/23           208,640
                                                                                                    --------------
                                                                                                         3,073,263
                                                                                                    --------------
               TOTAL CORPORATE BONDS AND NOTES...................................................       49,119,112
               (Cost $48,839,946)                                                                   --------------

FOREIGN CORPORATE BONDS AND NOTES - 7.5%

               AEROSPACE & DEFENSE - 0.8%
      250,000  Bombardier, Inc. (f)...................................     5.50%        09/15/18           253,750
      750,000  Bombardier, Inc. (f)...................................     7.75%        03/15/20           796,763
      333,000  Bombardier, Inc. (f)...................................     6.00%        10/15/22           314,685
                                                                                                    --------------
                                                                                                         1,365,198
                                                                                                    --------------
               ALTERNATIVE CARRIERS - 1.0%
    1,750,000  Intelsat Luxembourg S.A................................     7.75%        06/01/21         1,614,375
                                                                                                    --------------


Page 16                 See Notes to Financial Statements

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2015 (UNAUDITED)

  PRINCIPAL                                                               STATED        STATED
    VALUE                            DESCRIPTION                          COUPON       MATURITY          VALUE
-------------  -------------------------------------------------------  ----------   -------------  --------------
FOREIGN CORPORATE BONDS AND NOTES (CONTINUED)

               BUILDING PRODUCTS - 0.7%
$   1,020,000  Cemex S.A.B. de C.V. (f)...............................     7.25%        01/15/21    $    1,106,700
                                                                                                    --------------
               CABLE & SATELLITE - 0.2%
      250,000  Virgin Media Finance PLC (f)...........................     6.00%        10/15/24           259,531
                                                                                                    --------------
               DIVERSIFIED CHEMICALS - 0.6%
      700,000  INEOS Group Holdings S.A. (f)..........................     6.13%        08/15/18           715,750
      250,000  INEOS Group Holdings S.A. (f)..........................     5.88%        02/15/19           253,750
                                                                                                    --------------
                                                                                                           969,500
                                                                                                    --------------
               INTEGRATED TELECOMMUNICATION SERVICES - 0.3%
      500,000  Numericable-SFR SAS (f)................................     6.00%        05/15/22           512,813
                                                                                                    --------------
               METAL & GLASS CONTAINERS - 0.6%
       62,000  Ardagh Packaging Finance PLC/Ardagh Holdings
                  USA, Inc. (f).......................................     6.25%        01/31/19            63,550
      114,706  Ardagh Packaging Finance PLC/Ardagh Holdings
                  USA, Inc. (f).......................................     7.00%        11/15/20           117,860
      750,000  Ardagh Packaging Finance PLC/Ardagh Holdings
                  USA, Inc. (f).......................................     6.75%        01/31/21           781,875
                                                                                                    --------------
                                                                                                           963,285
                                                                                                    --------------
               PHARMACEUTICALS - 1.6%
    1,200,000  Capsugel S.A. (f) (j)..................................     7.00%        05/15/19         1,226,250
    1,000,000  Mallinckrodt International Finance S.A./ Mallinckrodt
                  CB LLC (f)..........................................     5.75%        08/01/22         1,036,250
      410,000  Valeant Pharmaceuticals International, Inc. (f)........     5.38%        03/15/20           421,531
                                                                                                    --------------
                                                                                                         2,684,031
                                                                                                    --------------
               RESEARCH & CONSULTING SERVICES - 0.5%
      825,000  Nielsen Co. Luxembourg S.A.R.L. (The) (f)..............     5.50%        10/01/21           853,875
                                                                                                    --------------
               RESTAURANTS - 0.7%
    1,150,000  1011778 BC ULC/New Red Finance, Inc. (f)...............     6.00%        04/01/22         1,193,125
                                                                                                    --------------
               SECURITY & ALARM SERVICES - 0.5%
      750,000  Garda World Security Corp. (f).........................     7.25%        11/15/21           750,000
                                                                                                    --------------
               TOTAL FOREIGN CORPORATE BONDS AND NOTES............................................      12,272,433
               (Cost $12,353,918)                                                                   --------------

               TOTAL INVESTMENTS - 97.4%..........................................................     158,839,715
               (Cost $159,329,066) (k)
               NET OTHER ASSETS AND LIABILITIES - 2.6%............................................       4,237,362
                                                                                                    --------------
               NET ASSETS - 100.0%................................................................   $ 163,077,077
                                                                                                    ==============


                        See Notes to Financial Statements                Page 17

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2015 (UNAUDITED)

-----------------------------

(a) Senior Floating-Rate Loan Interests ("Senior Loans") in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. The interest rate shown reflects the rate in effect at April 30, 2015. When a range of rates is disclosed the Fund holds more than one contract within the same tranche at varying rates.

(b) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

(c)   This borrower has filed for protection in federal bankruptcy court.

(d) This issuer is in default but interest is still being accrued by the Fund and paid by the issuer.

(e) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the First Trust Series Fund's (the "Trust") Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At April 30, 2015, securities noted as such are valued at $1,137,500 or 0.70% of net assets.

(f) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2015, securities noted as such amounted to $31,176,486 or 19.12% of net assets.

(g) These notes are Senior Payment-in-Kind ("PIK") Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue at the rate of 7.125% per annum ("Cash Interest Rate") and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the fiscal year-to-date period (November 1, 2014 through April 30, 2015), this security paid all of its interest in cash.

(h) These notes are PIK Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue at the rate of 10.00% per annum ("Cash Interest Rate") and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 200 basis points. For the fiscal year-to-date period (November 1, 2014 through April 30,
      2015), the Fund received $8,700 in PIK interest.

(i) These notes are PIK Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue at the rate of 9.75% per annum ("Cash Interest Rate") and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the fiscal year-to-date period (November 1, 2014 through April 30, 2015), this security paid all of its interest in cash.

(j) These notes are PIK Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue at the rate of 7.00% per annum ("Cash Interest Rate") and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the fiscal year-to-date period (November 1, 2014 through April 30, 2015), this security paid all of its interest in cash.

(k) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,717,745 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,207,096.


Page 18                 See Notes to Financial Statements

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2015 (UNAUDITED)


VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                          LEVEL 2         LEVEL 3
                                                           TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                         VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                              4/30/2015        PRICES          INPUTS           INPUTS
---------------------------------------------------    -------------   -------------   -------------   -------------
Senior Floating-Rate Loan Interests:
   Health Care Facilities..........................    $   3,761,274   $          --   $   2,623,774   $   1,137,500
   Other Industry Categories*......................       93,686,896              --      93,686,896              --
Corporate Bonds and Notes*.........................       49,119,112              --      49,119,112              --
Foreign Corporate Bonds and Notes*.................       12,272,433              --      12,272,433              --
                                                       -------------   -------------   -------------   -------------
Total Investments..................................    $ 158,839,715   $          --   $ 157,702,215   $   1,137,500
                                                       =============   =============   =============   =============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2015.

Level 3 Senior Floating-Rate Loan Interests are fair valued by the Advisor's Pricing Committee. The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Advisor's Pricing Committee to oversee the day-to-day valuation of the Fund's investments. The Advisor's Pricing Committee, through the Fund's fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor's Pricing Committee also reviews monthly back testing of pricing service prices by comparing sales prices of Fund investments to prior day pricing service prices. Additionally, the Advisor's Pricing Committee reviews periodic information from the Fund's third party pricing service that compares secondary market trade prices to their daily valuations.

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

BEGINNING BALANCE AT OCTOBER 31, 2014
Senior Floating-Rate Loan Interests                      $           --
Net Realized Gain (Loss)                                             --
Net Change in Unrealized Appreciation/Depreciation                   --
Purchases                                                     1,137,500
Sales                                                                --
Transfers In                                                         --

Transfers Out                                                        --
ENDING BALANCE AT APRIL 30, 2015
Senior Floating-Rate Loan Interests                           1,137,500
                                                         --------------
Total Level 3 holdings                                   $    1,137,500
                                                         ==============


                        See Notes to Financial Statements                Page 19

FIRST TRUST SHORT DURATION HIGH INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2015 (UNAUDITED)

ASSETS:
Investments, at value
   (Cost $159,329,066).........................................................................      $158,839,715
Cash...........................................................................................         2,236,692
Receivables:
   Investment securities sold..................................................................         9,067,530
   Interest....................................................................................         1,703,683
   Fund shares sold............................................................................           826,683
Prepaid expenses...............................................................................             1,061
                                                                                                     ------------
   Total Assets................................................................................       172,675,364
                                                                                                     ------------

LIABILITIES:
Payables:
   Investment securities purchased.............................................................         8,727,681
   Fund shares repurchased.....................................................................           509,495
   Investment advisory fees....................................................................            82,321
   Distributions payable.......................................................................            74,793
   Audit and tax fees..........................................................................            32,470
   Registration fees...........................................................................            32,430
   Administrative fees.........................................................................            30,956
   12b-1 distribution and service fees.........................................................            28,977
   Transfer agent fees.........................................................................            28,639
   Custodian fees..............................................................................            19,463
   Printing fees...............................................................................            11,007
   Legal fees..................................................................................            10,713
   Commitment fees.............................................................................             2,011
   Trustees' fees and expenses.................................................................             1,672
   Financial reporting fees....................................................................               771
Other liabilities..............................................................................             4,888
                                                                                                     ------------
   Total Liabilities...........................................................................         9,598,287
                                                                                                     ------------
NET ASSETS.....................................................................................      $163,077,077
                                                                                                     ============

NET ASSETS CONSIST OF:
Paid-in capital................................................................................      $163,032,327
Par value......................................................................................            79,122
Accumulated net investment income (loss).......................................................           509,913
Accumulated net realized gain (loss) on investments............................................           (54,934)
Net unrealized appreciation (depreciation) on investments......................................          (489,351)
                                                                                                     ------------
NET ASSETS.....................................................................................      $163,077,077
                                                                                                     ============

MAXIMUM OFFERING PRICE PER SHARE:
(Net assets are rounded to the nearest whole dollar and shares are rounded to the nearest full share)

CLASS A SHARES:
   Net asset value and redemption price per share (Based on net assets of $44,211,914 and
      2,144,931 shares of beneficial interest issued and outstanding)..........................      $      20.61
   Maximum sales charge (3.50% of offering price)..............................................              0.75
                                                                                                     ------------
   Maximum offering price to public............................................................      $      21.36
                                                                                                     ============

CLASS C SHARES:
   Net asset value and redemption price per share (Based on net assets of $24,120,139 and
      1,171,057 shares of beneficial interest issued and outstanding)..........................      $      20.60
                                                                                                     ============

CLASS I SHARES:
   Net asset value and redemption price per share (Based on net assets of $94,745,024 and
      4,596,201 shares of beneficial interest issued and outstanding)..........................      $      20.61
                                                                                                     ============


Page 20                 See Notes to Financial Statements

FIRST TRUST SHORT DURATION HIGH INCOME FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2015 (UNAUDITED)

INVESTMENT INCOME:
Interest.......................................................................................      $  4,604,879
Other..........................................................................................            12,216
                                                                                                     ------------
   Total investment income.....................................................................         4,617,095
                                                                                                     ------------

EXPENSES:
Investment advisory fees.......................................................................           537,585
12b-1 distribution and service fees
   Class A.....................................................................................            58,171
   Class C.....................................................................................           119,692
Administrative fees............................................................................            73,144
Transfer agent fees............................................................................            71,468
Registration fees..............................................................................            53,262
Audit and tax fees.............................................................................            28,860
Custodian fees.................................................................................            22,681
Legal fees.....................................................................................            22,491
Printing fees..................................................................................            21,988
Commitment fees................................................................................             9,519
Trustees' fees and expenses....................................................................             9,190
Financial reporting fees.......................................................................             4,625
Other..........................................................................................            21,680
                                                                                                     ------------
   Total expenses..............................................................................         1,054,356
   Fees waived or expenses reimbursed by the investment advisor................................           (49,209)
                                                                                                     ------------
Net expenses...................................................................................         1,005,147
                                                                                                     ------------
NET INVESTMENT INCOME (LOSS)...................................................................         3,611,948
                                                                                                     ------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on investments.....................................................           (46,351)
   Net change in unrealized appreciation (depreciation) on investments.........................            99,939
                                                                                                     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)........................................................            53,588
                                                                                                     ------------
NET INCREASE (DECREASE)  IN NET ASSETS RESULTING FROM OPERATIONS...............................      $  3,665,536
                                                                                                     ============


                        See Notes to Financial Statements                Page 21

FIRST TRUST SHORT DURATION HIGH INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    SIX MONTHS
                                                                                       ENDED              YEAR
                                                                                     4/30/2015            ENDED
                                                                                    (UNAUDITED)        10/31/2014
                                                                                   -------------     -------------
OPERATIONS:
Net investment income (loss)...................................................    $   3,611,948     $   5,507,760
Net realized gain (loss).......................................................          (46,351)          404,020
Net change in unrealized appreciation (depreciation)...........................           99,939        (1,381,238)
                                                                                   -------------     -------------
Net increase (decrease) in net assets resulting from operations................        3,665,536         4,530,542
                                                                                   -------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares.................................................................         (852,379)       (2,269,154)
Class C shares.................................................................         (350,365)         (603,979)
Class I shares.................................................................       (1,861,024)       (2,701,972)
                                                                                   -------------     -------------
                                                                                      (3,063,768)       (5,575,105)
                                                                                   -------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN:
Class A shares.................................................................          (98,912)               --
Class C shares.................................................................          (50,651)               --
Class I shares.................................................................         (200,327)               --
                                                                                   -------------     -------------
                                                                                        (349,890)               --
                                                                                   -------------     -------------
Total distributions to shareholders............................................       (3,413,658)       (5,575,105)
                                                                                   -------------     -------------
CAPITAL TRANSACTIONS:
Proceeds from shares sold......................................................       28,699,026       178,132,449
Proceeds from shares reinvested................................................        2,933,722         5,083,225
Cost of shares redeemed........................................................      (49,675,209)     (103,039,227)
                                                                                   -------------     -------------
Net increase (decrease) in net assets resulting from capital transactions......      (18,042,461)       80,176,447
                                                                                   -------------     -------------
Total increase (decrease) in net assets........................................      (17,790,583)       79,131,884

NET ASSETS:
Beginning of period............................................................      180,867,660       101,735,776
                                                                                   -------------     -------------
End of period..................................................................    $ 163,077,077     $ 180,867,660
                                                                                   =============     =============
Accumulated net investment income (loss) at end of period......................    $     509,913     $     (38,267)
                                                                                   =============     =============


Page 22                 See Notes to Financial Statements

FIRST TRUST SHORT DURATION HIGH INCOME FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                   SIX MONTHS
                                                     ENDED            YEAR           PERIOD
                                                   4/30/2015         ENDED           ENDED
CLASS A SHARES                                    (UNAUDITED)      10/31/2014    10/31/2013 (a)
                                                  ------------    ------------   --------------
Net asset value, beginning of period.............  $    20.54      $    20.68      $    20.00
                                                   ----------      ----------      ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b).................        0.44            0.76            0.65
Net realized and unrealized gain (loss)..........        0.04           (0.12)           0.90
                                                   ----------      ----------      ----------
Total from investment operations.................        0.48            0.64            1.55
                                                   ----------      ----------      ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income............................       (0.37)          (0.78)          (0.70)
Net realized gain................................       (0.04)             --              --
Return of capital................................          --              --           (0.17)
                                                   ----------      ----------      ----------
Total from distributions.........................       (0.41)          (0.78)          (0.87)
                                                   ----------      ----------      ----------
Net asset value, end of period...................  $    20.61      $    20.54      $    20.68
                                                   ==========      ==========      ==========
TOTAL RETURN (c).................................        2.39%           3.14%           7.87% (d)
                                                   ==========      ==========      ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).............  $   44,212      $   53,304      $   44,819
Ratio of total expenses to average net assets....        1.31% (e)       1.38%           1.54% (e)
Ratio of net expenses to average net assets......        1.25% (e)       1.25%           1.25% (e)
Ratio of net investment income (loss) to average
   net assets....................................        4.33% (e)       3.68%           3.20% (e)
Portfolio turnover rate..........................          30%            109%             89%

(a) Class A Shares were initially seeded and commenced operations on November 1, 2012.

(b)   Per share amounts have been calculated using the average shares method.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 3.50% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within twelve months of purchase. If the sales charges were included, total returns would be lower. These returns include Rule 12b-1 service fees of 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods less than one year.

(d) The Fund received reimbursements from First Trust Advisors L.P. (the "Advisor") in the amount of $1,079. The reimbursements from the Advisor represent less than $0.01 per share and had no effect on the total return of the Class A Shares.

(e)   Annualized.


                        See Notes to Financial Statements                Page 23

FIRST TRUST SHORT DURATION HIGH INCOME FUND
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                   SIX MONTHS
                                                     ENDED            YEAR           PERIOD
                                                   4/30/2015         ENDED           ENDED
CLASS C SHARES                                    (UNAUDITED)      10/31/2014    10/31/2013 (a)
                                                  ------------    ------------   --------------
Net asset value, beginning of period.............  $    20.52      $    20.66      $    20.00
                                                   ----------      ----------      ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b).................        0.36            0.60            0.50
Net realized and unrealized gain (loss)..........        0.06           (0.11)           0.89
                                                   ----------      ----------      ----------
Total from investment operations.................        0.42            0.49            1.39
                                                   ----------      ----------      ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income............................       (0.30)          (0.63)          (0.59)
Net realized gain................................       (0.04)             --              --
Return of capital................................          --              --           (0.14)
                                                   ----------      ----------      ----------
Total from distributions.........................       (0.34)          (0.63)          (0.73)
                                                   ----------      ----------      ----------
Net asset value, end of period...................  $    20.60      $    20.52      $    20.66
                                                   ==========      ==========      ==========
TOTAL RETURN (c).................................        2.07%           2.38%           7.04% (d)
                                                   ==========      ==========      ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).............  $   24,120      $   24,531      $   13,522
Ratio of total expenses to average net assets....        2.06% (e)       2.13%           2.29% (e)
Ratio of net expenses to average net assets......        2.00% (e)       2.00%           2.00% (e)
Ratio of net investment income (loss) to average
   net assets....................................        3.58% (e)       2.93%           2.45% (e)
Portfolio turnover rate..........................          30%            109%             89%

(a) Class C Shares were initially seeded and commenced operations on November 1, 2012.

(b)   Per share amounts have been calculated using the average shares method.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total return would be lower. These returns include combined Rule 12b-1 distribution and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods less than one year.

(d) The Fund received reimbursements from First Trust Advisors L.P. (the "Advisor") in the amount of $1,079. The reimbursements from the Advisor represent less than $0.01 per share and had no effect on the total return of the Class C Shares.

(e)   Annualized.


Page 24                 See Notes to Financial Statements

FIRST TRUST SHORT DURATION HIGH INCOME FUND
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                   SIX MONTHS
                                                     ENDED            YEAR           PERIOD
                                                   4/30/2015         ENDED           ENDED
CLASS I SHARES                                    (UNAUDITED)      10/31/2014    10/31/2013 (a)
                                                  ------------    ------------   --------------
Net asset value, beginning of period.............  $    20.54      $    20.68      $    20.00
                                                   ----------      ----------      ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b).................        0.47            0.81            0.70
Net realized and unrealized gain (loss)..........        0.04           (0.12)           0.90
                                                   ----------      ----------      ----------
Total from investment operations.................        0.51            0.69            1.60
                                                   ----------      ----------      ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income............................       (0.40)          (0.83)          (0.74)
Net realized gain................................       (0.04)             --              --
Return of capital................................          --              --           (0.18)
                                                   ----------      ----------      ----------
Total from distributions.........................       (0.44)          (0.83)          (0.92)
                                                   ----------      ----------      ----------
Net asset value, end of period...................  $    20.61      $    20.54      $    20.68
                                                   ==========      ==========      ==========
TOTAL RETURN (c).................................        2.52%           3.40%           8.11% (d)
                                                   ==========      ==========      ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).............  $   94,745      $  103,033      $   43,395
Ratio of total expenses to average net assets....        1.06% (e)       1.13%           1.29% (e)
Ratio of net expenses to average net assets......        1.00% (e)       1.00%           1.00% (e)
Ratio of net investment income (loss) to average
   net assets....................................        4.58% (e)       3.93%           3.45% (e)
Portfolio turnover rate..........................          30%            109%             89%

(a) Class I Shares were initially seeded and commenced operations on November 1, 2012.

(b)   Per share amounts have been calculated using the average shares method.

(c) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods less than one year.

(d) The Fund received reimbursements from First Trust Advisors L.P. (the "Advisor") in the amount of $1,079. The reimbursements from the Advisor represent less than $0.01 per share and had no effect on the total return of the Class I Shares.

(e)   Annualized.


                        See Notes to Financial Statements                Page 25

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                  FIRST TRUST SHORT DURATION HIGH INCOME FUND
                           APRIL 30, 2015 (UNAUDITED)


                                1. ORGANIZATION

First Trust Short Duration High Income Fund (the "Fund") is a series of the First Trust Series Fund (the "Trust"), a Massachusetts business trust organized on July 9, 2010, and is registered as a diversified open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund offers three classes of shares: Class A, Class C and Class I. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.

The Fund's primary investment objective is to seek to provide a high level of current income. As a secondary objective, the Fund seeks capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in high-yield debt securities and bank loans that are rated below-investment grade or unrated. High-yield debt securities are below-investment grade debt securities, commonly known as "junk bonds." For purposes of determining whether a security is below-investment grade, the lowest available rating is used. There can be no assurance that the Fund will achieve its investment objectives. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

The net asset value ("NAV") for each class of shares of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV for each class is calculated by dividing the value of the Fund's total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund's shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees, if any, and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Trust's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      The Senior Floating-Rate Loan Interests ("Senior Loans")1 in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are fair valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.

      Common stocks and other equity securities listed on any national or foreign exchange (excluding The NASDAQ(R) Stock Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

-----------------------------

1 The terms "security" and "securities" used throughout the Notes to Financial Statements include Senior Loans.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST SHORT DURATION HIGH INCOME FUND
                           APRIL 30, 2015 (UNAUDITED)


      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1) the credit conditions in the relevant market and changes thereto;

            2) the liquidity conditions in the relevant market and changes thereto;

            3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

            4) issuer-specific conditions (such as significant credit deterioration); and

            5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

      Corporate bonds, corporate notes and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1) benchmark yields;

            2) reported trades;

            3) broker/dealer quotes;

            4) issuer spreads;

            5) benchmark securities;

            6) bids and offers; and

            7) reference data including market research publications.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

       1)   the fundamental business data relating to the borrower/issuer;

       2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

       3)   the type, size and cost of a security;

       4)   the financial statements of the borrower/issuer;

       5) the credit quality and cash flow of the borrower/issuer, based on the Advisor's or external analysis;

       6) the information as to any transactions in or offers for the security;

       7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

       8)   the coupon payments;

       9) the quality, value and salability of collateral, if any, securing the security;

      10) the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower's/issuer's management;

      11) the prospects for the borrower's/issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry;

      12)   borrower's/issuer's competitive position within the industry;

      13) borrower's/issuer's ability to access additional liquidity through public and/or private markets; and

      14)   other relevant factors.


The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST SHORT DURATION HIGH INCOME FUND
                           APRIL 30, 2015 (UNAUDITED)


      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2015, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Market premiums and discounts are amortized over the expected life of each respective borrowing. Amortization of premiums and the accretion of discounts are recorded using the effective interest method.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments. The Fund did not have any when-issued, delayed-delivery or forward purchase commitments as of April 30, 2015.

C. UNFUNDED LOAN COMMITMENTS:

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. The Fund did not have any unfunded delayed draw loan commitments as of April 30, 2015.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

The Fund will declare daily and pay monthly distributions of all or a portion of its net income to holders of each class of shares. Distributions of any net capital gains earned by the Fund will be distributed at least annually. Distributions will automatically be reinvested into additional Fund shares unless cash distributions are elected by the shareholder.

Distributions from net investment income and realized capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or net asset value per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some point in the future.

The tax character of distributions paid during the fiscal year ended October 31, 2014, was as follows:

Distributions paid from:
Ordinary income............................  $  5,575,105
Capital gain...............................            --
Return of capital..........................            --

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST SHORT DURATION HIGH INCOME FUND
                           APRIL 30, 2015 (UNAUDITED)


As of October 31, 2014, the distributable earnings and net assets on a tax basis were as follows:

Undistributed ordinary income..............  $    388,732
Undistributed capital gains................       103,032
                                             ------------
Total undistributed earnings...............       491,764
Accumulated capital and other losses.......            --
Net unrealized appreciation (depreciation).      (778,014)
                                             ------------
Total accumulated earnings (losses)........      (286,250)
Other......................................            --
Paid-in capital............................   181,153,910
                                             ------------
Net assets.................................  $180,867,660
                                             ============

E. INCOME TAXES:

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2014, the Fund had no non-expiring capital loss carryforwards for federal income tax purposes.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2013 and 2014 remain open to federal and state audit. As of April 30, 2015, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

F. EXPENSES:

The Fund will pay all expenses directly related to its operations. Expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service (12b-1) fees and incremental transfer agency costs which are unique to each class of shares.

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund. For these investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.65% of the Fund's average daily net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250.

First Trust has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the annual operating expenses of the Fund (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) from exceeding 1.00% of average daily net assets of any class of shares of the Fund (the "Expense Cap") until February 28, 2016, and then will not exceed 1.35% from March 1, 2016, through February 28, 2025 (the "Expense Cap Termination Date"). Expenses borne and fees waived by First Trust are subject to recovery by First Trust up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding the Expense Cap in place at the time the expense was borne or the fee was waived by First Trust. These amounts would be included in "Expenses previously waived or reimbursed" on the Statement of Operations. The advisory fee waivers and expense reimbursement for the six months ended April 30, 2015 and the expenses borne by First Trust subject to recovery were as follows:

                                                                  EXPENSES SUBJECT TO RECOVERY
                                      ------------------------------------------------------------------------------
ADVISORY FEE         EXPENSE            PERIOD ENDED           YEAR ENDED         SIX MONTHS ENDED
   WAIVER         REIMBURSEMENTS      OCTOBER 31, 2013      OCTOBER 31, 2014       APRIL 30, 2015          TOTAL
------------      --------------      ----------------      ----------------      ----------------      ------------
   $49,209           $    --              $116,236              $188,551               $49,209            $353,996

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST SHORT DURATION HIGH INCOME FUND
                           APRIL 30, 2015 (UNAUDITED)


BNY Mellon Investment Servicing (US) Inc. ("BNYM IS") serves as the Fund's administrator, fund accountant and transfer agent in accordance with certain fee arrangements. As administrator and fund accountant, BNYM IS is responsible for providing certain administrative and accounting services to the Fund, including maintaining the Fund's books of account, records of the Fund's securities transactions, and certain other books and records. As transfer agent, BNYM IS is responsible for maintaining shareholder records for the Fund. The Bank of New York Mellon ("BNYM") serves as the Fund's custodian in accordance with certain fee arrangements. As custodian, BNYM is responsible for custody of the Fund's assets.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.


                         4. CAPITAL SHARE TRANSACTIONS

Capital transactions were as follows:

                                     SIX MONTHS ENDED                     YEAR ENDED
                                      APRIL 30, 2015                   OCTOBER 31, 2014

                                  SHARES          VALUE             SHARES          VALUE
                                ----------    -------------       ----------    -------------
Sales:
     Class A                       331,251    $   6,762,998        3,492,215    $  71,976,299
     Class C                       126,078        2,577,997          687,294       14,196,208
     Class I                       946,329       19,358,031        4,450,496       91,959,942
                                ----------    -------------       ----------    -------------
Total Sales:                     1,403,658    $  28,699,026        8,630,005    $ 178,132,449
                                ==========    =============       ==========    =============
Dividend Reinvestment:
     Class A                        37,728    $     771,443          103,831    $   2,146,681
     Class C                        16,704          341,165           24,663          509,005
     Class I                        89,069        1,821,114          117,616        2,427,539
                                ----------    -------------       ----------    -------------
Total Dividend Reinvestment:       143,501    $   2,933,722          246,110    $   5,083,225
                                ==========    =============       ==========    =============

Redemptions:
     Class A                      (819,264)   $ (16,616,939)      (3,168,303)   $ (65,511,197)
     Class C                      (166,969)      (3,411,893)        (171,124)      (3,533,429)
     Class I                    (1,455,304)     (29,646,377)      (1,650,504)     (33,994,601)
                                ----------    -------------       ----------    -------------
Total Redemptions:              (2,441,537)   $ (49,675,209)      (4,989,931)   $(103,039,227)
                                ==========    =============       ==========    =============

                      5. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of investments, excluding short-term investments, for the six months ended April 30, 2015, were $48,779,228 and $59,278,401, respectively.

                                 6. BORROWINGS

Effective March 27, 2014, the Trust, on behalf of the Fund, along with First Trust Variable Insurance Trust and First Trust Exchange-Traded Fund IV, entered into a $30 million Credit Agreement (the "BNYM Line of Credit") with BNYM to be a liquidity backstop during periods of high redemption volume. A commitment fee of 0.15% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans will be charged by BNYM, which First Trust allocates amongst the funds that have access to the BNYM Line of Credit. To the extent that the Fund accesses the BNYM Line of Credit, there would also be an interest fee charged. Effective February 6, 2015, the BNYM Line of Credit was amended and the maximum commitment amount increased from $30 million to $80 million. The Fund borrowed $1,500,000 for a period of 4 days, from December 22, 2014 through December 25, 2014, at a rate of 1.38%. The Fund incurred interest expense of $230 associated with this borrowing.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST SHORT DURATION HIGH INCOME FUND
                           APRIL 30, 2015 (UNAUDITED)


                        7. DISTRIBUTION AND SERVICE PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the share classes of the Fund are authorized to pay an amount up to 0.25% and 1.00% of their average daily net assets each year for Class A and Class C, respectively, to reimburse and compensate First Trust Portfolios L.P. ("FTP"), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Fund shares or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

                               8. INDEMNIFICATION

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                  FIRST TRUST SHORT DURATION HIGH INCOME FUND
                           APRIL 30, 2015 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. THE FOLLOWING SUMMARIZES SOME, BUT NOT ALL, OF THE RISKS THAT SHOULD BE CONSIDERED FOR THE FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUND, PLEASE SEE THE FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER FUND REGULATORY FILINGS.

HIGH-YIELD SECURITIES RISK: High-yield securities, or "junk bonds," are subject to greater market fluctuations and risk of loss than securities with higher investment ratings. These securities are issued by companies that may have limited operating history, narrowly focused operations, and/or other impediments to the timely payment of periodic interest and principal at maturity. If the economy slows down or dips into recession, the issuers of high-yield securities may not have sufficient resources to continue making timely payment of periodic interest and principal at maturity. The market for high-yield securities is smaller and less liquid than that for investment grade securities. High-yield securities are generally not listed on a national securities exchange but trade in the over-the-counter markets. Due to the smaller, less liquid market for high-yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete.

CREDIT RISK: Credit risk is the risk that an issuer of a security may be unable or unwilling to make dividend, interest and principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability or willingness to make such payments. Credit risk may be heightened for the Fund because it invests a substantial portion of its net assets in high-yield or "junk" debt; such securities, while generally offering higher yields than investment grade debt with similar maturities, involve greater risks, including the possibility of dividend or interest deferral, default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer's capacity to pay dividends or interest and repay principal. Credit risk is heightened for loans in which the Fund invests because companies that issue such loans tend to be highly leveraged and thus are more susceptible to the risks of interest deferral, default and/or bankruptcy.

INTEREST RATE RISK: Interest rate risk is the risk that the value of the debt securities held by the Fund will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term investments and higher for longer term investments. Duration is a common measure of interest rate risk, which measures a bond's expected life on a present value basis, taking into account the bond's yield, interest payments and final maturity. Duration is a reasonably accurate measure of a bond's price sensitivity to changes in interest rates. The longer the duration of a bond, the greater the bond's price sensitivity is to changes in interest rates.

MARKET RISK: Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

BANK LOANS RISK: An investment in bank loans subjects the Fund to credit risk, which is heightened for loans in which the Fund invests because companies that issue such loans tend to be highly leveraged and thus are more susceptible to the risks of interest deferral, default and/or bankruptcy. Senior floating rate loans, in which the Fund invests, are usually rated below-investment grade but may also be unrated. As a result, the risks associated with these loans are similar to the risks of below-investment grade fixed income instruments. An economic downturn would generally lead to a higher non-payment rate, and a senior floating rate loan may lose significant market value before a default occurs. Moreover, any specific collateral used to secure a senior floating rate loan may decline in value or become illiquid, which would adversely affect the loan's value. Unlike the securities markets, there is no central clearinghouse for loan trades, and the loan market has not established enforceable settlement standards or remedies for failure to settle. Therefore, portfolio transactions in loans may have uncertain settlement time periods. Senior floating rate loans are subject to a number of risks described elsewhere in this Prospectus, including liquidity risk and the risk of investing in below-investment grade fixed income instruments.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST SHORT DURATION HIGH INCOME FUND
                           APRIL 30, 2015 (UNAUDITED)


LIQUIDITY RISK: The Fund invests a substantial portion of its assets in lower-quality debt issued by companies that are highly leveraged. Lower-quality debt tends to be less liquid than higher-quality debt. Moreover, smaller debt issues tend to be less liquid than larger debt issues. If the economy experiences a sudden downturn, or if the debt markets for such companies become distressed, the Fund may have particular difficulty selling its assets in sufficient amounts, at reasonable prices and in a sufficiently timely manner to raise the cash necessary to meet any potentially heavy redemption requests by Fund shareholders.

CONVERTIBLE BONDS RISK: The market values of convertible bonds tend to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible bond's market value also tends to reflect the market price of the common stock of the issuing company.

NON-U.S. SECURITIES RISK: Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.

CURRENCY RISK: Because the Fund's net asset value ("NAV") is determined on the basis of U.S. dollars and the Fund invests in foreign securities, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up.

PREPAYMENT RISK: Loans and other fixed income investments are subject to prepayment risk. The degree to which borrowers prepay loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among loan investors, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which the Fund derives interest income will be reduced. The Fund may not be able to reinvest the proceeds received on terms as favorable as the prepaid loan.

INCOME RISK: If interest rates fall, the income from the Fund's portfolio may decline as the Fund generally holds floating rate debt that will adjust lower with falling interest rates. For loans, interest rates typically reset every 30 to 90 days.

NEW FUND RISK: The Fund currently has less assets than larger funds, and like other relatively small funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's investment portfolio, the Advisor will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that the Fund will meet its investment objectives.

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


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


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


FIRST TRUST

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL  60187

ADMINISTRATOR,
FUND ACCOUNTANT &
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

CUSTODIAN
The Bank of New York Mellon
101 Barclay Street, 20th Floor
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.


ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(1)(a) Not applicable.

(2)(a) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(3)(a) Not applicable.

   (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                First Trust Series Fund
                   ------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: June 22, 2015
     ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: June 22, 2015
     ------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: June 22, 2015
     ------------------

* Print the name and title of each signing officer under his or her signature.